UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23556
Datum One Series Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)

The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866)

494-4270
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment

Company Act of 1940 (17 CFR 270.30e-1).
(b) Not Applicable.
Brandes International Equity Fund
Class A/
BIEAX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class A/BIEAX)	$ 122	1.07%
Management’s Discussion of Fund Performance -
BIEAX
-
A - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class A Shares without load) advanced 28.28% in the trailing twelve months ended March 31, 2026, outperforming the 21.27% return of the MSCI EAFE Index, and underperforming the 30.05% return of the MSCI EAFE Value Index. Notable contributors included holdings in South Korea, Mexico, Brazil, and France. Meanwhile, allocations to Netherlands, Spain, and Hong Kong weighed on relative returns, as did our exposure to China. From a sector and industry standpoint, holdings in health care, consumer discretionary, and energy were solid performers, along with semiconductor-related holdings. Conversely, holdings in the IT services and software industries hurt returns, as did positions in beverage companies. Furthermore, while our holdings did well overall, our underweight to financials and overweight consumer staples detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| Astellas Pharma (Japan) and GSK (U.K.). Astellas Pharma benefited from improved market optimism around its drug pipeline as well as the release of solid earnings results.
Consumer Discretionary
| Kering (France), Swatch Group (Switzerland), and Hyundai Mobis (South Korea).
Information Technology
| Samsung Electronics (South Korea), Taiwan Semiconductor Manufacturing Company, and STMicroelectronics (France).

Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
TOP PERFORMANCE DETRACTORS
IT Services and Software
| Capgemini (France), SAP (Germany), and Open Text (Canada). IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), Diageo (U.K.). Slowing global demand for alcoholic beverages hurt the shares of these holdings.
Underweight to Financials and Overweight to Consumer Staples
| Financials was one of the best-performing sectors in the benchmark, while consumer staples underperformed.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class A/BIEAX) (with maximum sales charge) (1)	20.90%	12.00%	8.97%
Brandes International Equity Fund (Class A/BIEAX) (without sales charge)	28.28%	13.34%	9.62%
MSCI EAFE (Europe, Australasia and Far East) Index	21.27%	7.91%	8.38%
MSCI EAFE (Europe, Australasia and Far East) Value Index	30.05%	12.19%	9.34%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 2,504,338,569
Total number of portfolio holdings	71
Total advisory fees paid	$ 14,168,009
Portfolio turnover rate	30%
Industry

Sector as % of Net Assets
Consumer Staples	21.42%
Health Care	17.13%
Consumer Discretionary	14.66%
Technology	10.72%
Industrials	8.74%
Financials	6.59%
Energy	4.80%
Materials	4.50%
Communication Services	4.47%
Short-Term Investments	3.71%
Other	3.36%
Where can I find more information?

At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we
will
begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Equity Fund
Class C/BIECX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class C/BIECX)	$ 194	1.71%
Management’s Discussion of Fund Performance -
BIECX
-
C - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class C Shares without load) advanced 27.42% in the trailing twelve months ended March 31, 2026, outperforming the 21.27% return of the MSCI EAFE Index, and underperforming the 30.05% return of the MSCI EAFE Value Index. Notable contributors included holdings in South Korea, Mexico, Brazil, and France. Meanwhile, allocations to Netherlands, Spain, and Hong Kong weighed on relative returns, as did our exposure to China. From a sector and industry standpoint, holdings in health care, consumer discretionary, and energy were solid performers, along with semiconductor-related holdings. Conversely, holdings in the IT services and software industries hurt returns, as did positions in beverage companies. Furthermore, while our holdings did well overall, our underweight to financials and overweight consumer staples detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| Astellas Pharma (Japan) and GSK (U.K.). Astellas Pharma benefited from improved market optimism around its drug pipeline as well as the release of solid earnings results.
Consumer Discretionary
| Kering (France), Swatch Group (Switzerland), and Hyundai Mobis (South Korea).
Information Technology
| Samsung Electronics (South Korea), Taiwan Semiconductor Manufacturing Company, and STMicroelectronics (France).

Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
TOP PERFORMANCE DETRACTORS
IT Services and Software
| Capgemini (France), SAP (Germany), and Open Text (Canada). IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), Diageo (U.K.). Slowing global demand for alcoholic beverages hurt the shares of these holdings.
Underweight to Financials and Overweight to Consumer Staples
| Financials was one of the best-performing sectors in the benchmark, while consumer staples underperformed.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund
(1)
. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class C/BIECX) (with maximum sales charge) (1),(2)	26.39%	12.56%	8.99%
Brandes International Equity Fund (Class C/BIECX) (without sales charge) (1)	27.42%	12.56%	8.99%
MSCI EAFE (Europe, Australasia and Far East) Index	21.27%	7.91%	8.38%
MSCI EAFE (Europe, Australasia and Far East) Value Index	30.05%	12.19%	9.34%
(1)	The Class C shares ’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 2,504,338,569
Total number of portfolio holdings	71
Total advisory fees paid	$ 14,168,009
Portfolio turnover rate	30%
Industry

Sector as % of Net Assets
Consumer Staples	21.42%
Health Care	17.13%
Consumer Discretionary	14.66%
Technology	10.72%
Industrials	8.74%
Financials	6.59%
Energy	4.80%
Materials	4.50%
Communication Services	4.47%
Short-Term Investments	3.71%
Other	3.36%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and
we
will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Equity Fund
Class I/BIIEX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class I/BIIEX)	$ 97	0.85%
Management’s Discussion of Fund Performance -
BIIEX
-
I - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class I Shares) advanced 28.56% in the trailing twelve months ended March 31, 2026, outperforming the 21.27% return of the MSCI EAFE Index, and underperforming the 30.05% return of the MSCI EAFE Value Index. Notable contributors included holdings in South Korea, Mexico, Brazil, and France. Meanwhile, allocations to Netherlands, Spain, and Hong Kong weighed on relative returns, as did our exposure to China. From a sector and industry standpoint, holdings in health care, consumer discretionary, and energy were solid performers, along with semiconductor-related holdings. Conversely, holdings in the IT services and software industries hurt returns, as did p
ositions in beverage companies. Furthermore, while our holdings did well overall, our underweight to financials and overweight consumer staples detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| Astellas Pharma (Japan) and GSK (U.K.). Astellas Pharma benefited from improved market optimism around its drug pipeline as well as the release of solid earnings results.
Consumer Discretionary
| Kering (France), Swatch Group (Switzerland), and Hyundai Mobis (South Korea).
Information Technology
| Samsung Electronics (South Korea), Taiwan Semiconductor Manufacturing Company, and STMicroelectronics (France).

Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
TOP PERFORMANCE DETRACTORS
IT Services and Software
| Capgemini (France), SAP (Germany), and Open Text (Canada). IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), Diageo (U.K.). Slowing global demand for alcoholic beverages hurt the shares of these holdings.
Underweight to Financials and Overweight to Consumer Staples
| Financials was one of the best-performing sectors in the benchmark, while consumer staples underperformed.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class I/BIIEX)	28.56%	13.62%	9.88%
MSCI EAFE (Europe, Australasia and Far East) Index	21.27%	7.91%	8.38%
MSCI EAFE (Europe, Australasia and Far East) Value Index	30.05%	12.19%	9.34%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 2,504,338,569
Total number of portfolio holdings	71
Total advisory fees paid	$ 14,168,009
Portfolio turnover rate	30%
Industry

Sector as % of Net Assets
Consumer Staples	21.42%
Health Care	17.13%
Consumer Discretionary	14.66%
Technology	10.72%
Industrials	8.74%
Financials	6.59%
Energy	4.80%
Materials	4.50%
Communication Services	4.47%
Short-Term Investments	3.71%
Other	3.36%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Equity Fund
Class R6/BIERX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class R6/BIERX)	$ 86	0.75%
Management’s Discussion of Fund Performance -
BIERX
-
R6 - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class R6 Shares) advanced 28.68% in the trailing twelve months ended March 31, 2026, outperforming the 21.27% return of the MSCI EAFE Index, and underperforming the 30.05% return of the MSCI EAFE Value Index. Notable contributors included holdings in South Korea, Mexico, Brazil, and France. Meanwhile, allocations to Netherlands, Spain, and Hong Kong weighed on relative returns, as did our exposure to China. From a sector and industry standpoint, holdings in health care, consumer discretionary, and energy were solid performers, along with semiconductor-related holdings. Conversely, holdings in the IT services and software industries hurt returns, as did positions in beverage companies. Furthermore, while our holdings did well overall, our underweight to financials and overweight consumer staples detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| Astellas Pharma (Japan) and GSK (U.K.). Astellas Pharma benefited from improved market optimism around its drug pipeline as well as the release of solid earnings results.
Consumer Discretionary
| Kering (France), Swatch Group (Switzerland), and Hyundai Mobis (South Korea).
Information Technology
| Samsung Electronics (South Korea), Taiwan Semiconductor Manufacturing Company, and STMicroelectronics (France).

Samsung Electronics advanced as infrastructure
spen
ding linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
TOP PERFORMANCE DETRACTORS
IT Services and Software
| Capgemini (France), SAP (Germany), and Open Text (Canada). IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), Diageo (U.K.). Slowing global demand for alcoholic beverages hurt the shares of these holdings.
Underweight to Financials and Overweight to Consumer Staples
| Financials was one of the best-performing sectors in the benchmark, while consumer staples underperformed.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $
1,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class R6/BIERX)	28.68%	13.73%	10.02%
MSCI EAFE (Europe, Australasia and Far East) Index	21.27%	7.91%	8.38%
MSCI EAFE (Europe, Australasia and Far East) Value Index	30.05%	12.19%	9.34%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 2,504,338,569
Total number of portfolio holdings	71
Total advisory fees paid	$ 14,168,009
Portfolio turnover rate	30%
Industry

Sector as % of Net Assets
Consumer Staples	21.42%
Health Care	17.13%
Consumer Discretionary	14.66%
Technology	10.72%
Industrials	8.74%
Financials	6.59%
Energy	4.80%
Materials	4.50%
Communication Services	4.47%
Short-Term Investments	3.71%
Other	3.36%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Global Equity Fund
Class A/BGEAX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class A/BGEAX)	$ 139	1.25%
Management’s Discussion of Fund Performance -
BGEAX
-
A - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class A Shares without load) rose 22.86% in the trailing twelve months ended March 31, 2026, outperforming the 18.90% return of the MSCI World Index, as well as the 16.60% return of the MSCI World Value Index. Notable contributors included holdings in South Korea, Taiwan, the United Kingdom, and the United States. Meanwhile, allocations to China, Canada, and the Netherlands weighed on relative returns, along with our overweight to France. From a sector and industry standpoint, holdings in health care, information technology (particularly semiconductor-related holdings), and financials helped performance. Conversely, allocations to IT services, communication services, and beverages detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| GSK (U.K.), Merck and Cardinal Health (U.S.). We exited our position in U.S.-based health care distributor Cardinal Health during the first quarter 2026 after the share price rose to our estimate of intrinsic value following a strong period of performance.
Information Technology
| Taiwan Semiconductor Manufacturing Company, Micron Technology (U.S.), Samsung Electronics (South Korea), and Wiwynn Corporation (Taiwan). TSMC and Samsung rose as they continued to benefit from significant artificial intelligence (AI) demand-driven spending, including the increasing need for memory semiconductors as well as leading edge semiconductor chips.
Financials
| Erste Group Bank (Austria), Citigroup (U.S.), and AIA Group Limited (Hong Kong).
TOP PERFORMANCE DETRACTORS
IT Services
| Amdocs, Cognizant, and EPAM Systems (U.S.), Capgemini (France).

IT services compan
ies
 were pressured by heightened concerns around perceived AI disruption.
Communication Services
| Publicis Groupe (France) and Comcast (U.S.). Despite posting better-than-expected earnings,

Publicis guided for slightly weaker growth than the market had anticipated. Additionally, the broader sell-off in businesses perceived as vulnerable to potential AI disruption negatively impacted Publicis.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), and Heineken (Netherlands). Slowing global demand for alcoholic beverages hurt the share prices of these holdings.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH
OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class A/BGEAX) (with maximum sales charge) (1)	15.79%	11.47%	10.12%
Brandes Global Equity Fund (Class A/BGEAX) (without sales charge)	22.86%	12.80%	10.77%
MSCI World Index	18.90%	10.27%	11.80%
MSCI World Value Index	16.60%	9.59%	9.35%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 83,826,893
Total number of portfolio holdings	71
Total advisory fees paid	$ 456,561
Portfolio turnover rate	31%
Industry

Sector as % of Net Assets
Health Care	21.74%
Financials	18.27%
Technology	13.89%
Consumer Staples	9.15%
Industrials	8.18%
Consumer Discretionary	7.14%
Energy	6.75%
Communication Services	5.04%
Materials	3.91%
Utilities	2.54%
Short-Term Investments	2.40%
Other	0.66%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Global Equity Fund
Class C/BGVCX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class C/BGVCX)	$ 222	2.00%
Management’s Discussion of Fund Performance -
BGVCX
-
C - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class C Shares without load) rose 21.95% in the trailing twelve months ended March 31, 2026, outperforming the 18.90% return of the MSCI World Index, as well as the 16.60% return of the MSCI World Value Index. Notable contributors included holdings in South Korea, Taiwan, the United Kingdom, and the United States. Meanwhile, allocations to China, Canada, and the Netherlands weighed on relative returns, along with our overweight to France. From a sector and industry standpoint, holdings in health care, information technology (parti cular
ly semiconductor-related holdings), and financials helped performance. Conversely, allocations to IT services, communication services, and beverages detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| GSK (U.K.), Merck and Cardinal Health (U.S.). We exited our position in U.S.-based health care distributor Cardinal Health during the first quarter 2026 after the share price rose to our estimate of intrinsic value following a strong period of performance.
Information Technology
| Taiwan Semiconductor Manufacturing Company, Micron Technology (U.S.), Samsung Electronics (South Korea), and Wiwynn Corporation (Taiwan). TSMC and Samsung rose as they continued to benefit from significant artificial intelligence (AI) demand-driven spending, including the increasing need for memory semiconductors as well as leading edge semiconductor chips.
Financials
| Erste Group Bank (Austria), Citigroup (U.S.), and AIA Group Limited (Hong Kong).
TOP PERFORMANCE DETRACTORS
IT Services
| Amdocs, Cognizant, and EPAM Systems (U.S.), Capgemini (France).

IT services companies were pressured by heightened concerns around perceived AI disruption.
Communication Services
| Publicis Groupe (France) and Comcast (U.S.).

Despite posting better-than-expected earnings, Publicis guided for slightly weaker growth than the market had anticipated. Additionally, the broader sell-off in businesses perceived as vulnerable to potential AI disruption negatively impacted Publicis.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), and Heineken (Netherlands). Slowing global demand for alcoholic beverages hurt the share prices of these holdings.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund
(1)
. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class C/BGVCX) (with maximum sales charge) (1),(2)	20.97%	11.96%	10.11%
Brandes Global Equity Fund (Class C/BGVCX) (without sales charge) (1)	21.95%	11.96%	10.11%
MSCI World Index	18.90%	10.27%	11.80%
MSCI World Value Index	16.60%	9.59%	9.35%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 83,826,893
Total number of portfolio holdings	71
Total advisory fees paid	$ 456,561
Portfolio turnover rate	31%
Industry

Sector as % of Net Assets
Health Care	21.74%
Financials	18.27%
Technology	13.89%
Consumer Staples	9.15%
Industrials	8.18%
Consumer Discretionary	7.14%
Energy	6.75%
Communication Services	5.04%
Materials	3.91%
Utilities	2.54%
Short-Term Investments	2.40%
Other	0.66%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Global Equity Fund
Class I/BGVIX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class I/BGVIX)	$ 112	1.00%
Management’s Discussion of Fund Performance -
BGVIX
-
I - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class I Shares) rose 23.17% in the trailing twelve months ended March 31, 2026, outperforming the 18.90% return of the MSCI World Index, as well as the 16.60% return of the MSCI World Value Index. Notable contributors included holdings in South Korea, Taiwan, the United Kingdom, and the United States. Meanwhile, allocations to China, Canada, and the Netherlands weighed on rela tive return
s, along with our overweight to France. From a sector and industry standpoint, holdings in health care, information technology (particularly semiconductor-related holdings), and financials helped performance. Conversely, allocations to IT services, communication services, and beverages detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| GSK (U.K.), Merck and Cardinal Health (U.S.). We exited our position in U.S.-based health care distributor Cardinal Health during the first quarter 2026 after the share price rose to our estimate of intrinsic value following a strong period of performance.
Information Technology
| Taiwan Semiconductor Manufacturing Company, Micron Technology (U.S.), Samsung Electronics (South Korea), and Wiwynn Corporation (Taiwan). TSMC and Samsung rose as they continued to benefit from significant artificial intelligence (AI) demand-driven spending, including the increasing need for memory semiconductors as well as leading edge semiconductor chips.
Financials
| Erste Group Bank (Austria), Citigroup (U.S.), and AIA Group Limited (Hong Kong).
TOP PERFORMANCE DETRACTORS
IT Services
| Amdocs, Cognizant, and EPAM Systems (U.S.), Capgemini (France).

IT services companies were pressured by heightened concerns around perceived AI disruption.
Communication Services
| Publicis Groupe (France) and Comcast (U.S.).

Despite posting better-than-expected earnings, Publicis guided for slightly weaker growth than the market had anticipated. Additionally, the broader sell-off in businesses perceived as vulnerable to potential AI disruption negatively impacted Publicis.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), and Heineken (Netherlands). Slowing global demand for alcoholic beverages hurt the share prices of these holdings.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $
100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class I/BGVIX)	23.17%	13.07%	11.04%
MSCI World Index	18.90%	10.27%	11.80%
MSCI World Value Index	16.60%	9.59%	9.35%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 83,826,893
Total number of portfolio holdings	71
Total advisory fees paid	$ 456,561
Portfolio turnover rate	31%
Industry

Sector as % of Net Assets
Health Care	21.74%
Financials	18.27%
Technology	13.89%
Consumer Staples	9.15%
Industrials	8.18%
Consumer Discretionary	7.14%
Energy	6.75%
Communication Services	5.04%
Materials	3.91%
Utilities	2.54%
Short-Term Investments	2.40%
Other	0.66%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Emerging Markets Value Fund
Class A/BEMAX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the
last
year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class A/BEMAX)	$ 161	1.29%
Management’s Discussion of Fund Performance -
BEMAX
-
A - Share
Summary of Results
The net asset value of the Brandes Emerging Ma
rkets Va
lue Fund (Class A Shares without load) rose 48.95% in the trailing twelve months ended March 31, 2026, outperforming the 29.55% return of the MSCI Emerging Markets Index and the 28.65% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in South Korea, Brazil, and Mexico. Our significant underweights to India and China also helped relative returns. From a sector standpoint, holdings in communication services and information technology were solid performers, while select holdings in consumer discretionary and consumer staples hurt returns. Additionally, our lack of exposure to metals & mining detracted from relative performance, as did our underweight to Taiwan.
TOP PERFORMANCE CONTRIBUTORS
Communication Services
| Millicom International Cellular (Sweden), TIM (Brazil), and NetEase (China). NetEase benefited performance as regulatory concerns eased and monetization of new game titles accelerated.
Information Technology
| Samsung Electronics (South Korea), Wiwynn (Taiwan), SK Hynix (South Korea), and ASMPT Limited (Hong Kong). Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
Underweights to India and China
| India and China were among the weakest performing markets within the benchmark.
TOP PERFORMANCE DETRACTORS
Consumer Discretionary
| TravelSky Technology, Topsports International Holdings, and Haier Smart Home (China). These holdings detracted amid the broader risk-off sentiment for the sector.
Consumer Staples
| China Resources Beer (China) and Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class A/BEMAX) (with maximum sales charge ) (1)	40.38%	8.94%	7.46%
Brandes Emerging Markets Value Fund (Class A/BEMAX) (without sales charge)	48.95%	10.24%	8.10%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,123,773,776
Total number of portfolio holdings	64
Total advisory fees paid	$ 8,352,747
Portfolio turnover rate	19%
Industry

Sector as % of Net Assets
Technology	25.78%
Financials	22.76%
Consumer Discretionary	12.54%
Communication Services	12.17%
Consumer Staples	11.33%
Industrials	5.53%
Energy	3.16%
Real Estate	2.92%
Other	3.75%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Emerging Markets Value Fund
Class C/BEMCX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class C/BEMCX)	$ 250	2.02%
Management’s Discussion of Fund Performance -
BEMCX
-
C - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class C Shares without load) rose 47.88% in the trailing twelve months ended March 31, 2026, outperforming the 29.55% return of the MSCI Emerging Markets Index and the 28.65% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in South Korea, Brazil, and Mexico. Our significant underweights to India and China also helped relative returns. From a sector standpoint, holdings in communication services and information technology were solid performers, while select holdings in consumer discretionary and consumer staples hurt returns. Additionally, our lack of exposure to metals & mining detracted from relative performance, as did our underweight
to Taiwan.
TOP PERFORMANCE CONTRIBUTORS
Communication Services
| Millicom International Cellular (Sweden), TIM (Brazil), and NetEase (China). NetEase benefited performance as regulatory concerns eased and monetization of new game titles accelerated.
Information Technology
| Samsung Electronics (South Korea), Wiwynn (Taiwan), SK Hynix (South Korea), and ASMPT Limited (Hong Kong). Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
Underweights to India and China
| India and China were among the weakest performing markets within the benchmark.
TOP PERFORMANCE DETRACTORS
Consumer Discretionary
| TravelSky Technology, Topsports International Holdings, and Haier Smart Home (China). These holdings detracted amid the broader risk-off sentiment for the sector.
Consumer Staples
| China Resources Beer (China) and Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund
(1)
. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class C/BEMCX) (with maximum sales charge) (1),(2)	46.88%	9.53%	7.51%
Brandes Emerging Markets Value Fund (Class C/BEMCX) (without sales charge) (1)	47.88%	9.53%	7.51%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,123,773,776
Total number of portfolio holdings	64
Total advisory fees paid	$ 8,352,747
Portfolio turnover rate	19%
Industry

Sector as % of Net Assets
Technology	25.78%
Financials	22.76%
Consumer Discretionary	12.54%
Communication Services	12.17%
Consumer Staples	11.33%
Industrials	5.53%
Energy	3.16%
Real Estate	2.92%
Other	3.75%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Emerging Markets Value Fund
Class I/BEMIX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class I/BEMIX)	$ 138	1.11%
Management’s Discussion of Fund Performance -
BEMIX
-
I - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class I Shares) rose 49.19% in the trailing twelve months ended March 31, 2026, outperforming the 29.55% return of the MSCI Emerging Markets Index and the 28.65% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in South Korea, Brazil, and Mexico. Our significant underweights to India and China also helped relative returns. From a sector standpoint, holdings in communication services
and information technology were solid performers, while select holdings in consumer discretionary and consumer staples hurt returns. Additionally, our lack of exposure to metals & mining detracted from relative performance, as did our underweight to Taiwan.
TOP PERFORMANCE CONTRIBUTORS
Communication Services
| Millicom International Cellular (Sweden), TIM (Brazil), and NetEase (China). NetEase benefited performance as regulatory concerns eased and monetization of new game titles accelerated.
Information Technology
| Samsung Electronics (South Korea), Wiwynn (Taiwan), SK Hynix (South Korea), and ASMPT Limited (Hong Kong). Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
Underweights to India and China
| India and China were among the weakest performing markets within the benchmark.
TOP PERFORMANCE DETRACTORS
Consumer Discretionary
| TravelSky Technology, Topsports International Holdings, and Haier Smart Home (China). These holdings detracted amid the broader risk-off sentiment for the sector.
Consumer Staples
| China Resources Beer (China) and Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $
100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class I/BEMIX)	49.19%	10.45%	8.32%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,123,773,776
Total number of portfolio holdings	64
Total advisory fees paid	$ 8,352,747
Portfolio turnover rate	19%
Industry

Sector as % of Net Assets
Technology	25.78%
Financials	22.76%
Consumer Discretionary	12.54%
Communication Services	12.17%
Consumer Staples	11.33%
Industrials	5.53%
Energy	3.16%
Real Estate	2.92%
Other	3.75%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Emerging Markets Value Fund
Class R6/BEMRX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class R6/BEMRX)	$ 121	0.97%
Management’s Discussion of Fund Performance -
BEMRX
-
R6 - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class R6 Shares) rose 4
9.46%
in the trailing twelve months ended March 31, 2026, outperforming the 29.55% return of the MSCI Emerging Markets Index and the 28.65% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in South Korea, Brazil, and Mexico. Our significant underweights to India and China also helped relative returns. From a sector standpoint, holdings in communication services and information technology were solid performers, while select holdings in consumer discretionary and consumer staples hurt returns. Additionally, our lack of exposure to metals & mining detracted from relative performance, as did our underweight to Taiwan.
TOP PERFORMANCE CONTRIBUTORS
Communication Services
| Millicom International Cellular (Sweden), TIM (Brazil), and NetEase (China). NetEase benefited performance as regulatory concerns eased and monetization of new game titles accelerated.
Information Technology
| Samsung Electronics (South Korea), Wiwynn (Taiwan), SK Hynix (South Korea), and ASMPT Limited (Hong Kong). Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
Underweights to India and China
| India and China were among the weakest performing markets within the benchmark.
TOP PERFORMANCE DETRACTORS
Consumer Discretionary
| TravelSky Technology, Topsports International Holdings, and Haier Smart Home (China). These holdings detracted amid the broader risk-off sentiment for the sector.
Consumer Staples
| China Resources Beer (China) and Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed
10 fiscal years of Class R6 Shares of the Fund
(1)
. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class R6/BEMRX) (1)	49.46%	10.58%	8.47%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%
(1)	Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,123,773,776
Total number of portfolio holdings	64
Total advisory fees paid	$ 8,352,747
Portfolio turnover rate	19%
Industry

Sector as % of Net Assets
Technology	25.78%
Financials	22.76%
Consumer Discretionary	12.54%
Communication Services	12.17%
Consumer Staples	11.33%
Industrials	5.53%
Energy	3.16%
Real Estate	2.92%
Other	3.75%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Small Cap Equity Fund
Class A/BISAX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class A/BISAX)	$ 147	1.28%
Management’s Discussion of Fund Performance -
BISAX
-
A - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class A S
hares
without load) advanced 30.46% in the trailing twelve months ended

March 31, 2026, outperforming the 27.82% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 28.53% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in consumer discretionary, communication services, industrials, and health care were standout performers, whereas allocations to information technology and consumer staples detracted from relative returns, along with a lack of exposure to metals & mining. Geographically, the Fund benefited from holdings in France and emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Consumer Discretionary
| Hankook Tire & Technology (South Korea), Burberry Group (U.K.), Emperor Watch & Jewelry (Hong Kong).
Communication Services
| Millicom International Cellular (Sweden) and Magyar Telekom (Hungary).
Industrials
| Kennametal (U.S.), LISI (France), and Montana Aerospace (Switzerland). Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
TOP PERFORMANCE DETRACTORS
Information Technology
I Open Text (Canada), Globant (U.S.), and underweight to Semiconductors & Semiconductor Equipment. Both Open Text and Globant were pressured by heightened concerns around perceived AI disruption in the IT services and software industries.
Consumer Staples
| C&C Group (Ireland) and PT Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class A/BISAX) (with maximum sales charge) (1)	22.96%	17.44%	10.02%
Brandes International Small Cap Equity Fund (Class A/BISAX) (without sales charge)	30.46%	18.84%	10.68%
MSCI ACWI ex USA Index	24.92%	7.02%	8.38%
MSCI ACWI ex USA Small Cap Index	27.82%	5.66%	8.01%
MSCI ACWI ex USA Small Cap Value Index	28.53%	8.03%	8.48%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,456,836,613
Total number of portfolio holdings	72
Total advisory fees paid	$ 12,133,498
Portfolio turnover rate	38%
Industry

Sector as % of Net Assets
Industrials	27.45%
Consumer Staples	13.44%
Health Care	12.19%
Financials	12.16%
Communication Services	7.63%
Consumer Discretionary	6.78%
Technology	6.31%
Materials	5.40%
Real Estate	4.50%
Energy	2.17%
Other	1.38%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Small Cap Equity Fund
Class C/BINCX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class C/BINCX)	$ 215	1.87%
Management’s Discussion of Fund
Performance
-
BINCX
-
C - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class C Shares without load) advanced 29.68% in the trailing twelve months ended

March 31, 2026, outperforming the 27.82% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 28.53% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in consumer discretionary, communication services, industrials, and health care were standout performers, whereas allocations to information technology and consumer staples detracted from relative returns, along with a lack of exposure to metals & mining. Geographically, the Fund benefited from holdings in Franc
e and e
merging markets.
TOP PERFORMANCE CONTRIBUTORS
Consumer Discretionary
| Hankook Tire & Technology (South Korea), Burberry Group (U.K.), Emperor Watch & Jewelry (Hong Kong).
Communication Services
| Millicom International Cellular (Sweden) and Magyar Telekom (Hungary).
Industrials
| Kennametal (U.S.), LISI (France), and Montana Aerospace (Switzerland). Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
TOP PERFORMANCE DETRACTORS
Information Technology
I Open Text (Canada), Globant (U.S.), and underweight to Semiconductors & Semiconductor Equipment. Both Open Text and Globant were pressured by heightened concerns around perceived AI disruption in the IT services and software industries.
Consumer Staples
| C&C Group (Ireland) and PT Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund
(1)
. It assumes a $10,000 initial investment at the beginning of the first fiscal year
in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class C/BINCX) (with maximum sales charge) (1),(2)	28.75%	18.15%	10.08%
Brandes International Small Cap Equity Fund (Class C/BINCX) (without sales charge) (1)	29.68%	18.15%	10.08%
MSCI ACWI ex USA Index	24.92%	7.02%	8.38%
MSCI ACWI ex USA Small Cap Index	27.82%	5.66%	8.01%
MSCI ACWI ex USA Small Cap Value Index	28.53%	8.03%	8.48%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,456,836,613
Total number of portfolio holdings	72
Total advisory fees paid	$ 12,133,498
Portfolio turnover rate	38%
Industry

Sector as % of Net Assets
Industrials	27.45%
Consumer Staples	13.44%
Health Care	12.19%
Financials	12.16%
Communication Services	7.63%
Consumer Discretionary	6.78%
Technology	6.31%
Materials	5.40%
Real Estate	4.50%
Energy	2.17%
Other	1.38%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Small Cap Equity Fund
Class I/BISMX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class I/BISMX)	$ 123	1.07%
Management’s Discussion of Fund Performance -
BISMX
-
I - Share
Summary of Results
The net asset value of the Brandes International
Sma
ll Cap Equity Fund (Class I Shares) advanced 30.76% in the trailing twelve months ended

March 31, 2026, outperforming the 27.82% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 28.53% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in consumer discretionary, communication services, industrials, and health care were standout performers, whereas allocations to information technology and consumer staples detracted from relative returns, along with a lack of exposure to metals & mining. Geographically, the Fund benefited from holdings in France and emerging markets.

TOP PERFORMANCE CONTRIBUTORS
Consumer Discretionary
| Hankook Tire & Technology (South Korea), Burberry Group (U.K.), Emperor Watch & Jewelry (Hong Kong).
Communication Services
| Millicom International Cellular (Sweden) and Magyar Telekom (Hungary).
Industrials
| Kennametal (U.S.), LISI (France), and Montana Aerospace (Switzerland). Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
TOP PERFORMANCE DETRACTORS
Information Technology
I Open Text (Canada), Globant (U.S.), and underweight to Semiconductors & Semiconductor Equipment. Both Open Text and Globant were pressured by heightened concerns around perceived AI disruption in the IT services and software industries.
Consumer Staples
| C&C Group (Ireland) and PT Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class I/BISMX)	30.76%	19.09%	10.91%
MSCI ACWI ex USA Index	24.92%	7.02%	8.38%
MSCI ACWI ex USA Small Cap Index	27.82%	5.66%	8.01%
MSCI ACWI ex USA Small Cap Value Index	28.53%	8.03%	8.48%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,456,836,613
Total number of portfolio holdings	72
Total advisory fees paid	$ 12,133,498
Portfolio turnover rate	38%
Industry

Sector as % of Net Assets
Industrials	27.45%
Consumer Staples	13.44%
Health Care	12.19%
Financials	12.16%
Communication Services	7.63%
Consumer Discretionary	6.78%
Technology	6.31%
Materials	5.40%
Real Estate	4.50%
Energy	2.17%
Other	1.38%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Small Cap Equity Fund
Class R6/BISRX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class R6/BISRX)	$ 115	1.00%
Management’s Discussion of Fund Performance -
BISRX
-
R6 - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class R6 Shares) advanced 30.84% in the trailing twelve months ended

March 31, 2026, outperforming the 27.82% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 28.53% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in consumer discretionary, communication services, industrials, and health care were standout performers, whereas allocations to information technology and consumer staples detracted from relative returns, along with a lack of exposure to metals & mining. Geographically, the Fund benefited from holdings in France and emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Consumer Discretionary
| Hankook Tire & Technology (South Korea), Burberry Group (U.K.), Emperor Watch & Jewelry (Hong Kong).
Communication Services
| Millicom International Cellular (Sweden) and Magyar Telekom (Hungary).
Industrials
| Kennametal (U.S.), LISI (France), and
Montana Aerospace
(Switzerland). Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
TOP PERFORMANCE DETRACTORS
Information Technology
I Open Text (Canada), Globant (U.S.), and underweight to Semiconductors & Semiconductor Equipment. Both Open Text and Globant were pressured by heightened concerns around perceived AI disruption in the IT services and software industries.
Consumer Staples
| C&C Group (Ireland) and PT Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed
10 fiscal years of Class R6 Shares of the Fund
(1)
. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class R6/BISRX) (1)	30.84%	19.24%	11.04%
MSCI ACWI ex USA Index	24.92%	7.02%	8.38%
MSCI ACWI ex USA Small Cap Index	27.82%	5.66%	8.01%
MSCI ACWI ex USA Small Cap Value Index	28.53%	8.03%	8.48%
(1)	Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,456,836,613
Total number of portfolio holdings	72
Total advisory fees paid	$ 12,133,498
Portfolio turnover rate	38%
Industry

Sector as % of Net Assets
Industrials	27.45%
Consumer Staples	13.44%
Health Care	12.19%
Financials	12.16%
Communication Services	7.63%
Consumer Discretionary	6.78%
Technology	6.31%
Materials	5.40%
Real Estate	4.50%
Energy	2.17%
Other	1.38%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Small Cap Value Fund
Class A/BSCAX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at
1-800-395-3807
(toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class A/BSCAX)	$ 139	1.15%
Management’s Discussion of Fund Performance -
BSCAX
-
A - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class A Shares without load) rose 42.46% in the trailing twelve months ended March 31, 2026, outperforming the 28.09% return of the Russell 2000 Value Index and the 25.72% return of the broad Russell 2000 Index. Notable contributors were holdings in industrials, health care and financials sectors. In particular, machinery and aerospace & defense holdings excelled in the period. Meanwhile, select positions in the energy, information technology, and consumer staples sectors weighed on relative performance.
TOP PERFORMANCE CONTRIBUTORS
Machinery
| Graham Corporation, Kennametal, Timken Company, and L.B. Foster Company. Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
Aerospace & Defense
| Park Aerospace, Moog Inc, and Hexcel Corporation. Park Aerospace benefited from surging demand for its missile defense materials. It also reported strong earnings.
Health Care
I Elanco Animal Health and Avadel Pharmaceuticals.

The bidding war between Alkermes and H. Lundbeck propelled Avadel’s share price, leading us to divest our position as it reached our estimate of intrinsic value.
TOP PERFORMANCE DETRACTORS
Energy
| World Kinect Corporation, underweight to Energy Equipment & Services.
Information Technology
| NETGEAR, Open Text, Amdocs, and Globant. IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Consumer Staples
I Edgewell Personal Care and Molson Coors Beverage.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class A/BSCAX) (with maximum sales charge) (1)	34.29%	13.94%	13.40%
Brandes Small Cap Value Fund (Class A/BSCAX) (without sales charge)	42.46%	15.30%	14.07%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2000 Index	25.72%	3.77%	9.88%
Russell 2000 Value Index	28.09%	5.79%	9.61%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 462,814,616
Total number of portfolio holdings	48
Total advisory fees paid	$ 1,731,487
Portfolio turnover rate	30%
Industry

Sector as % of Net Assets
Industrials	32.70%
Consumer Staples	14.89%
Technology	12.25%
Health Care	10.66%
Consumer Discretionary	10.13%
Materials	9.74%
Energy	5.95%
Other	3.55%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the
Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Small Cap Value Fund
Class I/BSCMX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class I/BSCMX)	$ 109	0.90%
Management’s Discussion of Fund Performance -
BSCMX
-
I - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class I Shares) rose 42.77% in the trailing twelve months ended March 31, 2026, outperforming the 28.09% return of the Russell 2000 Value Index and the 25.72% return of the broad Russell 2000 Index. Notable contributors were holdings in industrials, health care and financials sectors. In particular, machinery and aerospace & defense holdings excelled in the period. Meanwhile, select positions in the energy, information technology, and consumer staples sectors weighed on relative performance.
TOP PERFORMANCE CONTRIBUTORS
Machinery
| Graham Corporation, Kennametal, Timken Company, and L.B. Foster Company. Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
Aerospace & Defense
| Park Aerospace, Moog Inc, and Hexcel Corporation. Park Aerospace benefited from surging demand for its missile defense materials. It also reported strong earnings.
Health Care
I Elanco Animal Health and Avadel Pharmaceuticals.

The bidding war between Alkermes and H. Lundbeck propelled Avadel’s share price, leading us to divest our position as it reached our estimate of intrinsic value.
TOP PERFORMANCE DETRACTORS
Energy
| World Kinect Corporation, underweight to Energy Equipment & Services.
Information Technology
| NETGEAR, Open Text, Amdocs, and Globant. IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Consumer Staples
I Edgewell Personal Care and Molson Coors Beverage.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class I/BSCMX)	42.77%	15.59%	14.39%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2000 Index	25.72%	3.77%	9.88%
Russell 2000 Value Index	28.09%	5.79%	9.61%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 462,814,616
Total number of portfolio holdings	48
Total advisory fees paid	$ 1,731,487
Portfolio turnover rate	30%
Industry

Sector as % of Net Assets
Industrials	32.70%
Consumer Staples	14.89%
Technology	12.25%
Health Care	10.66%
Consumer Discretionary	10.13%
Materials	9.74%
Energy	5.95%
Other	3.55%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Small Cap Value Fund
Class R6/BSCRX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class R6/BSCRX)	$ 88	0.72%
Management’s Discussion of Fund Performance -
BSCRX
-
R6 - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class R6 Shares) rose 43.11% in the trailing twelve months ended March 31, 2026, outperforming the 28.09% return of the Russell 2000 Value Index and the 25.72% return of the broad Russell 2000 Index. Notable contributors were holdings in industrials, health care and financials sectors. In particular, machinery and aerospace & defense holdings excelled in the period. Meanwhile, select positions in the energy, information technology, and consumer staples sectors weighed on relative performance.
TOP PERFORMANCE CONTRIBUTORS
Machinery
| Graham Corporation, Kennametal, Timken Company, and L.B. Foster Company. Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
Aerospace & Defense
| Park Aerospace, Moog Inc, and Hexcel Corporation. Park Aerospace benefited from surging demand for its missile defense materials. It also reported strong earnings.
Health Care
I Elanco Animal Health and Avadel Pharmaceuticals.

The bidding war between Alkermes and H. Lundbeck propelled Avadel’s share price, leading us to divest our position as it reached our estimate of intrinsic value.
TOP PERFORMANCE DETRACTORS
Energy
| World Kinect Corporation, underweight to Energy Equipment & Services.
Information Technology
| NETGEAR, Open Text, Amdocs, and Globant. IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Consumer Staples
I Edgewell Personal Care and Molson Coors Beverage.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund
(1)
. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class R6/BSCRX) (1)	43.11%	15.88%	13.81%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2000 Index	25.72%	3.77%	9.88%
Russell 2000 Value Index	28.09%	5.79%	9.61%
(1)	Performance shown prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 462,814,616
Total number of portfolio holdings	48
Total advisory fees paid	$ 1,731,487
Portfolio turnover rate	30%
Industry

Sector as % of Net Assets
Industrials	32.70%
Consumer Staples	14.89%
Technology	12.25%
Health Care	10.66%
Consumer Discretionary	10.13%
Materials	9.74%
Energy	5.95%
Other	3.55%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within
30
days after receiving your
request
.
BRANDES INVESTMENT PARTNERS
Brandes Core Plus Fixed Income Fund
Class A/BCPAX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class A/BCPAX)	$ 51	0.50%
Management’s Discussion of Fund Performance -
BCPAX
-
A - Share
Summary of Results
The net asset value of the Brandes Core Pl
us Fixe
d Income Fund (Class A Shares, without load) rose 3.72% in the trailing twelve months ended March 31, 2026, underperforming the 4.35% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in communications and pharmaceuticals; whereas select holdings in banking and technology modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Communications
| Univision Communications and Fibercop SPA
Pharmaceuticals
| Organon & Co.
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across longer maturities in the yield curve.
TOP PERFORMANCE DETRACTORS
Banking
I US Bank and Bank of America
Technology
| Sabre Global Inc
Underweight Agency Mortgage-Backed Securities
Overweight U.S. Treasury Securities
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (with maximum sales charge) (1)	-0.12%	0.33%	1.58%
Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (without sales charge)	3.72%	1.10%	1.98%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
(1)	Maximum sales charge imposed on Class A purchases is 3.75%.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 78,021,616
Total number of portfolio holdings	69
Total advisory fees paid	$ 82,493
Portfolio turnover rate	22%
Asset Type as % of Net Assets
US Governments	52.78%
Corporate Bonds	31.53%
Federal and Federally Sponsored Credits	8.56%
Foreign Issuer Bonds	3.91%
Short-Term Investments	2.38%
Other	0.79%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Core Plus Fixed Income Fund
Class I/BCPIX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	$ 31	0.30%
Management’s Discussion of Fund Performance -
BCPIX
-
I - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class I Shares) rose 4.05% in the trailing twelve months ended March 31, 2026, underperforming the 4.35% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in communications and pharmaceuticals; whereas select holdings in banking and technology modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Communications
| Univision Communications and F
iberc
op SPA
Pharmaceuticals
| Organon & Co.
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across longer maturities in the yield curve.
TOP PERFORMANCE DETRACTORS
Banking
I US Bank and Bank of America
Technology
| Sabre Global Inc
Underweight Agency Mortgage-Backed Securities
Overweight U.S. Treasury Securities
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	4.05%	1.34%	2.23%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 78,021,616
Total number of portfolio holdings	69
Total advisory fees paid	$ 82,493
Portfolio turnover rate	22%
Asset Type as % of Net Assets
US Governments	52.78%
Corporate Bonds	31.53%
Federal and Federally Sponsored Credits	8.56%
Foreign Issuer Bonds	3.91%
Short-Term Investments	2.38%
Other	0.79%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Core Plus Fixed Income Fund
Class R6/BCPRX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)	$ 31	0.30%
Management’s Discussion of Fund Performance -
BCPRX
-
R6 - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class R6 Shares) rose 3.93% in the trailing twelve months ended March 31, 2026, underperforming the 4.35% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in communications and pharmaceuticals; whereas select holdings in banking and technology modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Communications
| Univision Communications and Fibercop SPA
Pharmaceuticals
| Organon & Co.
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout
the period. This aided performance as yields rose across longer maturities in the yield curve.
TOP PERFORMANCE DETRACTORS
Banking
I US Bank and Bank of America
Technology
| Sabre Global Inc
Underweight Agency Mortgage-Backed Securities
Overweight U.S. Treasury Securities
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund
(1)
. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX) (1)	3.93%	1.71%	2.74%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
(1)	Performance shown prior to October 10, 2017 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 78,021,616
Total number of portfolio holdings	69
Total advisory fees paid	$ 82,493
Portfolio turnover rate	22%
Asset Type as % of Net Assets
US Governments	52.78%
Corporate Bonds	31.53%
Federal and Federally Sponsored Credits	8.56%
Foreign Issuer Bonds	3.91%
Short-Term Investments	2.38%
Other	0.79%
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Separately Managed Account Reserve Trust
Ticker | SMARX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Brandes Separately Managed Account Reserve Trust (the “Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes Separately Managed Account Reserve Trust *	$ 0	0.00%
*	No expenses have been charged to the Fund over the period, as the Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the Fund.
Management’s Discussion of Fund Performance -
SMARX
Summary of Results
The net asset value of the Fund rose 4.56% in the trailing twelve months ended March 31, 2026, outperforming the 4.35% return of the Bloomberg U.S. Aggrega te B
ond Index. From a sector standpoint, notable contributors were holdings in communications and pharmaceuticals; whereas select holdings in banking and technology modestly detracted from relative returns.

TOP PERFORMANCE CONTRIBUTORS
Communications
| Univision Communications and Fibercop SPA
Pharmaceuticals
| Organon & Co.
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across longer maturities in the yield curve.

TOP PERFORMANCE DETRACTORS
Banking
I US Bank and Bank of America
Technology
| Sabre Global Inc
Underweight Agency Mortgage-Backed Securities
Overweight U.S. Treasury Securities
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Separately Managed Account Reserve Trust	4.56%	2.60%	3.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Intermediate Credit Bond Index	5.25%	1.93%	2.84%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 196,878,292
Total number of portfolio holdings	55
Total advisory fees paid	$ 0
Portfolio turnover rate	51%
Asset Type as % of Net Assets
Corporate Bonds	47.35%
US Governments	33.61%
Federal and Federally Sponsored Credits	9.79%
Foreign Issuer Bonds	5.19%
Short-Term Investments	3.12%
Other	1.03%
Where can I find more information?

At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS

Item 2. Code of Ethics.

As of March 31, 2026, the registrant had adopted a “code of ethics” (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is JoAnn Lilek, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

Brandes Funds

2026: $171,500

2025: $147,000

The fees paid to Deloitte & Touche LLP for 2026 and 2025 relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

Brandes Funds

2026: $0

2025: $0

(c) Tax Fees

Brandes Funds

2026: $31,500

2025: $31,500

The fees paid to Deloitte & Touche LLP for 2026 and 2025 relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(d) All Other Fees

Brandes Funds

2026: $0

2025: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) Brandes Funds

2026: 0%

2025: 0%

(f) Not applicable.

(g)     Brandes Funds

2026: $0

2025: $0

(h) The Audit Committee considered the non-audit services rendered to the registrant’s investment adviser and believes the services are compatible with the principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

ANNUAL FINANCIAL STATEMENTS
AND OTHER INFORMATION
INTERNATIONAL EQUITY FUND
GLOBAL EQUITY FUND
EMERGING MARKETS VALUE FUND
INTERNATIONAL SMALL CAP EQUITY FUND
SMALL CAP VALUE FUND
CORE PLUS FIXED INCOME FUND
For the year ended March 31, 2026

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2026

Shares		Value
COMMON STOCKS – 91.13%
Austria – 0.93%
215,441	Erste Group Bank AG	$23,273,077
Brazil – 3.90%
14,444,400	Ambev SA	42,525,768
636,109	Embraer SA Sponsored – ADR	37,746,708
2,195,100	Telefonica Brasil SA(a)	17,472,316
		97,744,792
Canada – 3.06%
1,373,441	CAE, Inc.(a)	35,778,138
156,594	Nutrien Ltd.	11,816,583
1,302,223	Open Text Corp.	28,961,440
		76,556,161
China – 3.43%
3,522,700	Alibaba Group Holding Ltd.	55,216,524
622,650	Trip.com Group Ltd.	30,770,570
		85,987,094
France – 16.88%
402,289	BNP Paribas SA	38,323,510
336,065	Capgemini SE	39,655,160
2,744,312	Carrefour SA	50,813,290
150,873	Kering SA	45,814,636
579,626	Pernod Ricard SA	43,102,080
442,218	Publicis Groupe SA	36,602,171
857,628	Sanofi SA	82,820,995
330,293	Societe BIC SA	20,670,081
642,622	Sodexo SA	32,987,116
347,203	TotalEnergies SE	31,864,258
		422,653,297
Germany – 7.96%
658,434	Deutsche Post AG	34,704,037
868,986	Fresenius Medical Care AG	39,380,310
691,567	Henkel AG & Co. KGaA	49,675,541
408,419	Infineon Technologies AG	18,528,393
333,989	SAP SE	56,939,332
		199,227,613
Shares		Value
Hong Kong – 2.25%
40,560,100	Budweiser Brewing Co. APAC Ltd.(b)	$37,492,488
27,034,000	First Pacific Co. Ltd.	18,893,322
		56,385,810
Israel – 1.03%
234,888	Nice Ltd. – ADR(a)	25,898,751
Italy – 2.02%
380,372	Buzzi SpA	19,230,471
5,187,117	Intesa Sanpaolo SpA	31,371,089
		50,601,560
Japan – 12.62%
3,550,700	Astellas Pharma, Inc.	57,882,859
1,494,300	Bridgestone Corp.	31,138,624
4,599,000	Honda Motor Co. Ltd.	37,222,345
1,927,100	Kubota Corp.	30,882,141
993,000	Makita Corp.	32,636,298
67,400	SMC Corp.	26,508,306
1,093,500	Sumitomo Mitsui Trust Group, Inc.	34,835,236
1,763,383	Takeda Pharmaceutical Co. Ltd.	64,941,684
		316,047,493
Mexico – 7.26%
743,485	America Movil SAB de CV – ADR	18,943,998
16,897,170	America Movil SAB de CV – Class B	21,476,178
1,484,946	Cemex SAB de CV Sponsored – ADR	16,987,782
28,522,666	Fibra Uno Administracion SA de CV	46,421,144
8,217,618	Kimberly-Clark de Mexico SAB de CV – Class A	19,453,971
18,049,574	Wal-Mart de Mexico SAB de CV	58,611,014
		181,894,087
Netherlands – 6.28%
386,846	DSM-Firmenich AG	27,668,800
See Notes to the Financial Statements.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

Shares		Value
688,132	Heineken Holding NV	$48,971,785
1,585,898	Koninklijke Philips NV	43,377,859
1,095,604	STMicroelectronics NV	37,281,885
		157,300,329
Russia – 0.00%
1,013,133	Mobile TeleSystems PJSC(a),(c)	—
Singapore – 2.38%
19,879,700	Wilmar International Ltd.	59,726,081
South Korea – 0.46%
44,270	Hyundai Mobis Co. Ltd.	11,422,557
Switzerland – 6.22%
204,747	Cie Financiere Richemont SA – Class A Registered	36,151,387
166,642	Novartis AG Registered	25,578,620
43,723	Swatch Group AG Bearer	9,652,356
1,063,581	Swatch Group AG Registered	47,124,617
954,068	UBS Group AG Registered	37,202,351
		155,709,331
Taiwan – 0.96%
417,000	Taiwan Semiconductor Manufacturing Co. Ltd.	24,116,997
United Kingdom – 13.49%
2,059,256	Diageo Plc	38,296,427
Shares		Value
1,745,085	GSK Plc	$48,069,205
8,583,851	J Sainsbury Plc	38,515,777
7,737,051	Kingfisher Plc	29,418,882
3,275,101	Mondi Plc	37,027,071
2,235,098	National Grid Plc	37,728,667
449,250	Reckitt Benckiser Group Plc	30,207,727
673,031	Shell Plc	31,171,462
1,884,921	Smith & Nephew Plc	29,864,715
5,577,518	WPP Plc	17,443,527
		337,743,460
TOTAL COMMON STOCKS (Cost $2,034,825,073)		$2,282,288,490
PREFERRED STOCKS – 5.26%
Brazil – 2.29%
6,117,400	Petroleo Brasileiro SA – Petrobras, 2.510%(d)	$57,479,243
Russia – 0.00%
21,512,699	Surgutneftegas PJSC(a),(c)	—
South Korea – 1.48%
459,221	Samsung Electronics Co. Ltd., 1.464%(d)	37,069,967
Spain – 1.49%
4,650,133	Grifols SA – Class B, 2.209%(d)	37,203,752
TOTAL PREFERRED STOCKS (Cost $107,988,440)		$131,752,962
See Notes to the Financial Statements.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.71%
Money Market Funds — 3.71%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.529%(e)	92,774,890	$92,774,890
TOTAL SHORT-TERM INVESTMENTS (Cost $92,774,890)		$92,774,890
Total Investments (Cost $2,235,588,403) – 100.10%		$2,506,816,342
Liabilities in Excess of Other Assets – (0.10)%		(2,477,773)
TOTAL NET ASSETS – 100.00%		$2,504,338,569

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $37,492,488 which represented 1.50% of the net assets of the Fund.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of March 31, 2026.
See Notes to the Financial Statements.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2026

COMMON STOCKS
Aerospace & Defense	2.93%
Air Freight & Logistics	1.39%
Automobile Components	1.71%
Automobiles	1.49%
Banks	5.10%
Beverages	8.41%
Broadline Retail	2.20%
Capital Markets	1.49%
Chemicals	1.57%
Commercial Services & Supplies	0.83%
Construction Materials	1.45%
Consumer Staples Distribution & Retail	5.91%
Diversified Real Estate Investment Trusts	1.85%
Diversified Telecommunication Services	0.70%
Food Products	3.13%
Health Care Equipment & Supplies	2.92%
Health Care Providers & Services	1.57%
Hotels, Restaurants & Leisure	2.55%
Household Products	3.97%
IT Services	1.58%
Machinery	3.59%
Media	2.16%
Multi-Utilities	1.51%
Oil, Gas & Consumable Fuels	2.51%
Paper & Forest Products	1.48%
Pharmaceuticals	11.15%
Semiconductors & Semiconductor Equipment	3.19%
Software	4.47%
Specialty Retail	1.17%
Textiles, Apparel & Luxury Goods	5.54%
Wireless Telecommunication Services	1.61%
TOTAL COMMON STOCKS	91.13%
PREFERRED STOCKS
Biotechnology	1.49%
Oil, Gas & Consumable Fuels	2.29%
Technology Hardware, Storage & Peripherals	1.48%
TOTAL PREFERRED STOCKS	5.26%
SHORT-TERM INVESTMENTS	3.71%
TOTAL INVESTMENTS	100.10%
Liabilities in Excess of Other Assets	(0.10)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.
See Notes to the Financial Statements.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2026

Shares		Value
COMMON STOCKS – 95.09%
Austria – 1.98%
15,380	Erste Group Bank AG	$1,661,429
Brazil – 3.09%
436,500	Ambev SA	1,285,100
87,920	Embraer SA	1,306,108
		2,591,208
Canada – 1.01%
32,428	CAE, Inc.(a)	844,749
China – 3.66%
99,600	Alibaba Group Holding Ltd.	1,561,179
39,400	NetEase, Inc.	880,386
1,787,000	Topsports International Holdings Ltd.	629,199
		3,070,764
France – 12.65%
9,045	Capgemini SE	1,067,297
35,508	Carrefour SA	657,461
4,504	Kering SA	1,367,701
14,505	Pernod Ricard SA	1,078,619
13,328	Publicis Groupe SA	1,103,152
22,828	Sanofi SA	2,204,496
16,698	Sodexo SA	857,143
24,736	TotalEnergies SE	2,270,125
		10,605,994
Germany – 2.85%
3,394	Heidelberg Materials AG	716,258
9,789	SAP SE	1,668,855
		2,385,113
Hong Kong – 2.10%
158,800	AIA Group Ltd.	1,764,479
Indonesia – 0.90%
3,781,700	Bank Rakyat Indonesia Persero Tbk PT	755,663
Ireland – 1.10%
8,366	ICON Plc(a)	925,781
Japan – 1.18%
26,800	Takeda Pharmaceutical Co. Ltd.	986,987
Malaysia – 0.40%
601,300	Genting Bhd	333,393
Shares		Value
Mexico – 2.72%
339,966	Fibra Uno Administracion SA de CV	$553,300
531,606	Wal-Mart de Mexico SAB de CV	1,726,244
		2,279,544
Netherlands – 1.78%
19,428	Heineken NV	1,494,369
South Korea – 0.83%
5,954	Samsung Electronics Co. Ltd.	696,388
Switzerland – 2.43%
3,014	Cie Financiere Richemont SA – Class A Registered	532,170
38,514	UBS Group AG Registered	1,501,792
		2,033,962
Taiwan – 3.42%
31,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,792,870
10,000	Wiwynn Corp.	1,076,060
		2,868,930
United Kingdom – 12.09%
85,583	GSK Plc	2,357,425
18,942	Imperial Brands Plc	768,057
8,461	London Stock Exchange Group Plc	999,141
90,707	Mondi Plc	1,025,499
71,264	National Grid Plc	1,202,943
9,858	Reckitt Benckiser Group Plc	662,855
23,008	Shell Plc Sponsored – ADR	2,139,744
61,527	Smith & Nephew Plc	974,835
		10,130,499
United States – 40.90%
3,255	Alphabet, Inc. – Class A	936,008
19,480	Amdocs Ltd.	1,271,265
9,381	Arch Capital Group Ltd.(a)	900,482
4,945	Arthur J Gallagher & Co.	1,070,988
26,443	Bank of America Corp.	1,289,096
See Notes to the Financial Statements.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

Shares		Value
8,777	Becton Dickinson & Co.	$1,380,008
6,906	Cigna Corp.	1,842,175
14,526	Citigroup, Inc.	1,647,394
17,721	Cognizant Technology Solutions Corp. – Class A	1,087,183
45,141	Comcast Corp. – Class A	1,295,998
11,217	CVS Health Corp.	805,605
4,264	Emerson Electric Co.	558,669
8,502	EPAM Systems, Inc.(a)	1,151,171
4,722	Equifax, Inc.	850,291
11,258	Evergy, Inc.	922,255
4,249	FedEx Corp.	1,513,409
12,775	Fiserv, Inc.(a)	712,845
32,013	Halliburton Co.	1,248,187
1,935	HCA Healthcare, Inc.	915,719
1,042	McKesson Corp.	901,705
13,133	Merck & Co., Inc.	1,579,769
2,335	Micron Technology, Inc.	788,856
7,174	Mohawk Industries, Inc.(a)	706,352
53,715	Pfizer, Inc.	1,508,317
Shares		Value
3,579	PNC Financial Services Group, Inc.	$744,754
5,329	Progressive Corp.	1,056,421
20,394	Textron, Inc.	1,785,699
3,950	UnitedHealth Group, Inc.	1,068,831
15,344	Wells Fargo & Co.	1,221,536
13,043	Westlake Corp.	1,523,683
		34,284,671
TOTAL COMMON STOCKS (Cost $63,272,617)		$79,713,923
PREFERRED STOCKS – 2.18%
South Korea – 1.25%
12,914	Samsung Electronics Co. Ltd., 1.464%(b)	$1,042,465
Spain – 0.93%
97,452	Grifols SA – Class B – ADR, 2.192%(b)	781,565
TOTAL PREFERRED STOCKS (Cost $1,553,260)		$1,824,030

	Shares	Value
SHORT-TERM INVESTMENTS – 2.40%
Money Market Funds — 2.40%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.529%(c)	2,016,234	$2,016,234
TOTAL SHORT-TERM INVESTMENTS (Cost $2,016,234)		$2,016,234
Total Investments (Cost $66,842,111) – 99.67%		$83,554,187
Other Assets in Excess of Liabilities – 0.33%		272,706
TOTAL NET ASSETS – 100.00%		$83,826,893

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(c)	The rate shown is the annualized seven day yield as of March 31, 2026.
See Notes to the Financial Statements.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2026

COMMON STOCKS
Aerospace & Defense	4.70%
Air Freight & Logistics	1.80%
Banks	8.73%
Beverages	4.60%
Broadline Retail	1.86%
Capital Markets	2.98%
Chemicals	1.82%
Construction Materials	0.86%
Consumer Staples Distribution & Retail	2.84%
Diversified Real Estate Investment Trusts	0.66%
Diversified Telecommunication Services	1.55%
Electric Utilities	1.10%
Electrical Equipment	0.67%
Energy Equipment & Services	1.49%
Entertainment	1.05%
Financial Services	0.85%
Health Care Equipment & Supplies	2.81%
Health Care Providers & Services	6.60%
Hotels, Restaurants & Leisure	1.42%
Household Durables	0.84%
Household Products	0.79%
Insurance	5.71%
Interactive Media & Services	1.12%
IT Services	5.46%
Life Sciences Tools & Services	1.10%
Media	1.32%
Multi-Utilities	1.44%
Oil, Gas & Consumable Fuels	5.26%
Paper & Forest Products	1.23%
Pharmaceuticals	10.30%
Professional Services	1.01%
Semiconductors & Semiconductor Equipment	3.08%
Software	1.99%
Specialty Retail	0.75%
Technology Hardware, Storage & Peripherals	2.11%
Textiles, Apparel & Luxury Goods	2.27%
Tobacco	0.92%
TOTAL COMMON STOCKS	95.09%
PREFERRED STOCKS
Biotechnology	0.93%
Technology Hardware, Storage & Peripherals	1.25%
TOTAL PREFERRED STOCKS	2.18%
See Notes to the Financial Statements.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2026 (continued)

SHORT-TERM INVESTMENTS	2.40%
TOTAL INVESTMENTS	99.67%
Other Assets in Excess of Liabilities	0.33%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.
See Notes to the Financial Statements.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — March 31, 2026

Shares		Value
COMMON STOCKS – 94.89%
Austria – 1.54%
160,655	Erste Group Bank AG	$17,354,803
Brazil – 7.79%
344,334	Embraer SA Sponsored – ADR	20,432,780
1,515,652	Engie Brasil Energia SA	9,606,235
705,635	JBS NV – Class A(a)	12,673,205
4,125,700	Sendas Distribuidora SA	7,550,728
1,125,800	Suzano SA	11,280,060
735,760	Telefonica Brasil SA(a)	5,856,421
3,791,800	TIM SA	20,101,514
		87,500,943
Chile – 0.28%
787,344	Empresa Nacional de Telecomunicaciones SA	3,119,591
China – 17.41%
2,885,000	Alibaba Group Holding Ltd.	45,220,902
3,621,000	BYD Electronic International Co. Ltd.	13,025,056
7,316,000	China Resources Beer Holdings Co. Ltd.	24,211,936
2,874,000	Galaxy Entertainment Group Ltd.	12,990,162
4,427,200	Haier Smart Home Co. Ltd. – Class H	11,860,254
802,900	NetEase, Inc.	17,940,650
30,652,000	Topsports International Holdings Ltd.	10,792,505
10,438,000	TravelSky Technology Ltd. – Class H	12,989,232
527,600	Trip.com Group Ltd.	26,073,320
Shares		Value
6,440,600	Wynn Macau Ltd.	$4,533,260
650,650	ZTO Express Cayman, Inc.	16,014,380
		195,651,657
Georgia – 1.42%
292,331	TBC Bank Group Plc	15,960,180
Greece – 1.99%
1,184,539	Hellenic Telecommunications Organization SA	22,344,520
Hong Kong – 3.22%
1,149,800	AIA Group Ltd.	12,775,805
1,369,700	ASMPT Ltd.	17,729,075
1,909,200	Luk Fook Holdings International Ltd.	5,658,548
		36,163,428
India – 3.17%
805,905	Embassy Office Parks REIT	3,591,188
2,441,077	HDFC Bank Ltd.	19,121,069
1,606,292	IndusInd Bank Ltd.(a)	12,867,568
		35,579,825
Indonesia – 5.30%
137,245,711	Bank Rakyat Indonesia Persero Tbk PT	27,424,579
43,420,645	Indofood Sukses Makmur Tbk PT	16,201,275
88,691,000	Telkom Indonesia Persero Tbk PT	15,969,547
		59,595,401
Kazakhstan – 1.29%
195,634	Kaspi.KZ JSC – ADR(a)	14,490,610
Mexico – 7.32%
342,717	America Movil SAB de CV – ADR	8,732,429
1,586,133	America Movil SAB de CV – Class B	2,015,963
12,259,028	Fibra Uno Administracion SA de CV	19,951,785
See Notes to the Financial Statements.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

Shares		Value
1,143,704	Kimberly-Clark de Mexico SAB de CV – ADR	$13,452,018
1,621,162	Kimberly-Clark de Mexico SAB de CV – Class A	3,837,857
2,131,503	Prologis Property Mexico SA de CV	9,308,305
7,682,435	Wal-Mart de Mexico SAB de CV	24,946,589
		82,244,946
Panama – 3.81%
334,380	Banco Latinoamericano de Comercio Exterior SA – Class E	17,080,130
226,485	Copa Holdings SA – Class A	25,730,961
		42,811,091
Philippines – 2.27%
15,537,099	Bank of the Philippine Islands	25,549,896
Poland – 1.33%
94,609	Santander Bank Polska SA	15,000,497
Russia – 0.00%
236,429	LUKOIL PJSC(a),(b)	—
4,858,073	Mobile TeleSystems PJSC(a),(b)	—
7,919,891	Sberbank of Russia PJSC(a),(b)	—
31,423,480	Sistema AFK PAO(a),(b)	—
		—
Singapore – 2.18%
8,143,993	Wilmar International Ltd.	24,467,612
Slovenia – 1.46%
335,544	Nova Ljubljanska Banka – GDR Registered	16,444,355
South Africa – 1.11%
870,107	Absa Group Ltd.	12,533,805
Shares		Value
South Korea – 13.78%
193,128	Hana Financial Group, Inc.	$14,078,429
291,512	Hankook Tire & Technology Co. Ltd.	10,730,785
819,753	Samsung Electronics Co. Ltd.	95,879,452
142,272	Shinhan Financial Group Co. Ltd.	8,479,604
45,331	SK Hynix, Inc.	25,719,228
		154,887,498
Sweden – 2.99%
447,962	Millicom International Cellular SA	33,570,272
Taiwan – 12.69%
4,978,398	Chailease Holding Co. Ltd.	17,252,311
1,755,900	Taiwan Semiconductor Manufacturing Co. Ltd.	101,551,642
221,000	Wiwynn Corp.	23,780,913
		142,584,866
Thailand – 0.62%
34,904,081	3BB Internet Infrastructure Fund	6,932,133
United Kingdom – 0.86%
588,255	HSBC Holdings Plc	9,660,674
United States – 1.06%
258,928	Globant SA(a)	11,939,170
TOTAL COMMON STOCKS (Cost $858,528,005)		$1,066,387,773
PREFERRED STOCKS – 3.16%
Brazil – 3.16%
3,775,157	Petroleo Brasileiro SA – Petrobras, 2.510%(c)	$35,471,469
TOTAL PREFERRED STOCKS (Cost $16,496,161)		$35,471,469
See Notes to the Financial Statements.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.89%
Money Market Funds — 1.89%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.529%(d)	21,253,808	$21,253,808
TOTAL SHORT-TERM INVESTMENTS (Cost $21,253,808)		$21,253,808
Total Investments (Cost $896,277,974) – 99.94%		$1,123,113,050
Other Assets in Excess of Liabilities – 0.06%		660,726
TOTAL NET ASSETS – 100.00%		$1,123,773,776

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of March 31, 2026.
See Notes to the Financial Statements.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2026

COMMON STOCKS
Aerospace & Defense	1.82%
Air Freight & Logistics	1.42%
Automobile Components	0.96%
Banks	17.28%
Beverages	2.15%
Broadline Retail	4.02%
Communications Equipment	1.16%
Consumer Finance	1.29%
Consumer Staples Distribution & Retail	2.89%
Diversified Real Estate Investment Trusts	1.77%
Diversified Telecommunication Services	4.55%
Entertainment	1.60%
Financial Services	3.05%
Food Products	4.75%
Hotels, Restaurants & Leisure	5.04%
Household Durables	1.06%
Household Products	1.54%
Independent Power and Renewable Electricity Producers	0.86%
Industrial Real Estate Investment Trusts	0.83%
Insurance	1.14%
IT Services	1.06%
Office Real Estate Investment Trusts	0.32%
Oil, Gas & Consumable Fuels	0.00%
Paper & Forest Products	1.00%
Passenger Airlines	2.29%
Semiconductors & Semiconductor Equipment	12.91%
Specialty Retail	1.46%
Technology Hardware, Storage & Peripherals	10.65%
Wireless Telecommunication Services	6.02%
TOTAL COMMON STOCKS	94.89%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	3.16%
TOTAL PREFERRED STOCKS	3.16%
SHORT-TERM INVESTMENTS	1.89%
TOTAL INVESTMENTS	99.94%
Other Assets in Excess of Liabilities	0.06%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.
See Notes to the Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2026

Shares		Value
COMMON STOCKS – 92.01%
Austria – 1.18%
599,204	Addiko Bank AG(a)	$17,176,232
Belgium – 1.15%
3,991,418	Ontex Group NV(a)	16,707,488
Brazil – 2.04%
1,999,040	Embraer SA	29,697,024
Canada – 9.83%
1,111,623	CAE, Inc.(a)	28,957,779
1,846,245	Canfor Corp.(a)	18,208,958
698,063	Corby Spirit and Wine Ltd.	7,236,049
1,156,725	Dorel Industries, Inc. – Class B(a)	1,546,624
57,845	Lassonde Industries, Inc. – Class A	9,460,367
1,270,370	Open Text Corp.	28,253,029
2,616,875	Pason Systems, Inc.	24,906,495
758,443	Winpak Ltd.	24,610,824
		143,180,125
France – 9.60%
1,380,797	Carrefour SA	25,566,640
1,528,018	Euroapi SA(a)	2,341,526
569,453	LISI SA	34,817,909
92,661	LISI SA (PRIME)	5,612,156
137,000	LISI SA Registered (2027)	8,297,617
116,658	LISI SA Registered (2028)	7,065,572
540,848	Societe BIC SA	33,846,834
434,425	Sodexo SA	22,299,934
		139,848,188
Germany – 1.43%
91,918	Draegerwerk AG & Co. KGaA	7,311,043
635,249	Springer Nature AG & Co. KGaA	13,472,149
		20,783,192
Hong Kong – 4.98%
2,059,500	Dickson Concepts International Ltd.	1,641,570
44,855,000	First Pacific Co. Ltd.	31,347,932
Shares		Value
39,010,020	PAX Global Technology Ltd.	$21,392,527
57,168,000	Pico Far East Holdings Ltd.	18,145,285
		72,527,314
Hungary – 2.08%
4,889,778	Magyar Telekom Telecommunications Plc	30,361,781
Indonesia – 2.66%
104,054,800	Indofood Sukses Makmur Tbk PT	38,825,321
Ireland – 2.32%
22,809,997	C&C Group Plc(e)	33,814,272
Israel – 1.45%
191,851	Nice Ltd. – ADR(a)	21,153,491
Japan – 9.06%
1,006,300	Futaba Corp.	4,082,970
1,503,600	H.U. Group Holdings, Inc.	30,586,537
591,000	Kaken Pharmaceutical Co. Ltd.	15,537,165
538,100	Kissei Pharmaceutical Co. Ltd.	15,996,002
778,900	Koatsu Gas Kogyo Co. Ltd.	5,464,133
1,208,544	Komori Corp.	11,922,590
2,134,800	Medipal Holdings Corp.	40,085,909
26,200	Mitsubishi Pencil Co. Ltd.	386,643
263,000	Pilot Corp.	7,871,285
		131,933,234
Mexico – 7.64%
16,147,760	Bolsa Mexicana de Valores SAB de CV	34,164,094
32,000,124	Consorcio ARA SAB de CV	8,159,380
See Notes to the Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

Shares		Value
27,312,306	Fibra Uno Administracion SA de CV	$44,451,262
2,555,224	Qualitas Controladora SAB de CV	24,525,759
		111,300,495
Netherlands – 1.64%
684,940	Aalberts NV	23,854,173
Slovenia – 3.20%
406,612	Nova Ljubljanska Banka – GDR(b)	19,927,259
543,836	Nova Ljubljanska Banka – GDR Registered	26,652,338
		46,579,597
South Korea – 4.27%
160,342	Binggrae Co. Ltd.	7,595,191
610,300	Hankook Tire & Technology Co. Ltd.	22,465,620
574,659	S-1 Corp.	32,153,740
		62,214,551
Spain – 2.24%
23,955,683	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	32,617,852
Sweden – 1.52%
295,714	Millicom International Cellular SA	22,160,807
Switzerland – 4.14%
17,726	Bystronic AG	4,656,099
1,696,771	Montana Aerospace AG(a),(b)	55,696,557
		60,352,656
United Kingdom – 15.91%
1,055,315	Balfour Beatty Plc	10,684,699
1,411,871	Burberry Group Plc(a)	20,658,646
12,498,539	Card Factory Plc	10,504,848
Shares		Value
17,894,077	Hays Plc	$7,944,937
26,639,429	ITV Plc	26,942,096
5,660,236	J Sainsbury Plc	25,397,504
7,160,845	LSL Property Services Plc(e)	21,136,153
2,698,942	Mondi Plc	30,513,232
4,181,975	Moonpig Group Plc	11,596,375
8,355,905	Morgan Advanced Materials Plc	22,230,352
6,941,203	Pagegroup Plc	12,678,580
1,834,498	QinetiQ Group Plc	11,112,019
1,832,362	Travis Perkins Plc	13,703,027
840,523	Yellow Cake Plc(a),(b)	6,731,449
		231,833,917
United States – 3.67%
458,128	Globant SA(a)	21,124,282
896,463	Kennametal, Inc.	32,389,208
		53,513,490
TOTAL COMMON STOCKS (Cost $1,163,731,299)		$1,340,435,200
PREFERRED STOCKS – 4.51%
Germany – 1.94%
266,095	Draegerwerk AG & Co. KGaA, 2.503%(c)	$28,321,454
Spain – 2.57%
4,669,548	Grifols SA – Class B – ADR, 2.192%(c)	37,449,775
TOTAL PREFERRED STOCKS (Cost $52,039,221)		$65,771,229
INVESTMENT COMPANIES – 1.51%
Canada – 1.51%
1,090,919	Sprott Physical Uranium Trust(a)	$22,036,391
TOTAL INVESTMENT COMPANIES (Cost $18,296,923)		$22,036,391
See Notes to the Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.38%
Money Market Funds — 1.38%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.529%(d)	20,048,117	$20,048,117
TOTAL SHORT-TERM INVESTMENTS (Cost $20,048,117)		$20,048,117
Total Investments (Cost $1,254,115,560) – 99.41%		$1,448,290,937
Other Assets in Excess of Liabilities – 0.59%		8,545,676
TOTAL NET ASSETS – 100.00%		$1,456,836,613

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $82,355,265 which represented 5.65% of the net assets of the Fund.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of March 31, 2026.
(e)
Affiliated issuer. The following issuers were affiliated with the International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as this Fund held 5% or more of the outstanding voting securities of the following issuers as of March 31, 2026:

Issuer Name	Value At March 31, 2025	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Value At March 31, 2026	Dividend Income
C&C Group Plc	$22,991,426	$17,931,959	$—	$—	$(7,109,113)	$33,814,272	$1,385,473
LSL Property Services Plc	13,171,370	12,605,585	—	—	(4,640,803)	21,136,152	722,601
	$36,162,796	$30,537,544	$—	$—	$(11,749,916)	$54,950,424	$2,108,074
See Notes to the Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2026

COMMON STOCKS
Aerospace & Defense	12.45%
Automobile Components	1.54%
Banks	4.38%
Beverages	2.82%
Capital Markets	2.35%
Chemicals	0.37%
Commercial Services & Supplies	5.10%
Construction & Engineering	0.73%
Consumer Staples Distribution & Retail	3.49%
Containers & Packaging	1.69%
Diversified Real Estate Investment Trusts	3.05%
Diversified Telecommunication Services	2.08%
Electrical Equipment	0.28%
Electronic Equipment, Instruments & Components	1.47%
Energy Equipment & Services	1.71%
Food Products	5.98%
Health Care Equipment & Supplies	0.50%
Health Care Providers & Services	4.85%
Hotels, Restaurants & Leisure	1.53%
Household Durables	0.66%
Insurance	3.92%
IT Services	1.45%
Machinery	6.53%
Media	4.03%
Oil, Gas & Consumable Fuels	0.46%
Paper & Forest Products	3.34%
Personal Care Products	1.15%
Pharmaceuticals	2.33%
Professional Services	1.42%
Real Estate Management & Development	1.45%
Software	3.39%
Specialty Retail	1.63%
Textiles, Apparel & Luxury Goods	1.42%
Trading Companies & Distributors	0.94%
Wireless Telecommunication Services	1.52%
TOTAL COMMON STOCKS	92.01%
PREFERRED STOCKS
Biotechnology	2.57%
Health Care Equipment & Supplies	1.94%
TOTAL PREFERRED STOCKS	4.51%
INVESTMENT COMPANIES
Trading Companies & Distributors	1.51%
TOTAL INVESTMENT COMPANIES	1.51%
See Notes to the Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2026 (continued)

SHORT-TERM INVESTMENTS	1.38%
TOTAL INVESTMENTS	99.41%
Other Assets in Excess of Liabilities	0.59%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.
See Notes to the Financial Statements.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — March 31, 2026

Shares		Value
COMMON STOCKS – 94.98%
Aerospace & Defense – 11.46%
190,863	CAE, Inc.(a)	$4,971,981
167,786	Hexcel Corp.	13,578,921
55,406	Moog, Inc. – Class A	16,214,012
668,172	Park Aerospace Corp.	18,294,549
		53,059,463
Banks – 0.94%
64,963	Eagle Bancorp Montana, Inc.	1,336,939
82,359	National Bankshares, Inc.	2,998,691
		4,335,630
Beverages – 2.71%
291,182	Molson Coors Beverage Co. – Class B	12,538,297
Biotechnology – 0.00%
11,508	PDL BioPharma, Inc.(a),(b)	— (c)
Chemicals – 4.97%
162,470	Minerals Technologies, Inc.	11,522,372
188,983	Scotts Miracle-Gro Co.	11,492,056
		23,014,428
Commercial Services & Supplies – 2.82%
24,232	Brady Corp. – Class A	1,968,607
44,081	UniFirst Corp.	11,090,339
		13,058,946
Communications Equipment – 2.03%
429,566	NETGEAR, Inc.(a)	9,381,721
Construction & Engineering – 3.13%
1,330,306	Orion Group Holdings, Inc.(a)	14,500,335
Consumer Staples Distribution & Retail – 3.90%
201,021	Ingles Markets, Inc. – Class A	18,069,778
Containers & Packaging – 3.97%
173,273	Sonoco Products Co.	9,372,336
277,908	Winpak Ltd.	9,017,876
		18,390,212
Shares		Value
Electronic Equipment, Instruments & Components – 3.76%
1,223,223	Arlo Technologies, Inc.(a)	$17,406,463
Energy Equipment & Services – 3.84%
727,765	Innovex International, Inc.(a)	17,750,188
Food Products – 3.66%
60,260	Ingredion, Inc.	6,788,892
239,852	Lamb Weston Holdings, Inc.	10,136,145
		16,925,037
Health Care Equipment & Supplies – 3.25%
484,761	LENSAR, Inc.(a)	2,889,176
196,402	Utah Medical Products, Inc.(f)	12,174,960
		15,064,136
Hotels, Restaurants & Leisure – 2.86%
408,650	Papa John's International, Inc.	13,244,347
Household Durables – 3.33%
164,960	Dorel Industries, Inc. – Class B(a)	220,563
154,351	Mohawk Industries, Inc.(a)	15,197,400
		15,417,963
Household Products – 0.62%
87,944	Central Garden & Pet Co. – Class A(a)	2,851,144
IT Services – 3.75%
153,493	Amdocs Ltd.	10,016,953
158,997	Globant SA(a)	7,331,352
		17,348,305
Leisure Products – 2.42%
1,199,006	American Outdoor Brands, Inc.(a),(f)	11,198,716
Machinery – 12.44%
199,676	Graham Corp.(a)	15,758,430
224,861	Hurco Companies, Inc.(a)	3,307,706
476,454	Kennametal, Inc.	17,214,283
See Notes to the Financial Statements.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

Shares		Value
399,688	L.B. Foster Co. – Class A(a)	$11,151,295
100,630	Timken Co.	10,120,359
		57,552,073
Oil, Gas & Consumable Fuels – 2.11%
422,787	World Kinect Corp.	9,753,696
Paper & Forest Products – 0.80%
374,967	Canfor Corp.(a)	3,698,187
Personal Care Products – 4.00%
868,328	Edgewell Personal Care Co.	18,530,120
Pharmaceuticals – 5.13%
363,614	Elanco Animal Health, Inc.(a)	8,701,283
253,661	Prestige Consumer Healthcare, Inc.(a)	15,034,487
		23,735,770
Professional Services – 0.69%
853,474	Resources Connection, Inc.	3,183,458
Software – 2.71%
45,855	Nice Ltd. – ADR(a)	5,055,972
336,339	Open Text Corp.	7,480,180
		12,536,152
Shares		Value
Textiles, Apparel & Luxury Goods – 1.52%
287,154	Movado Group, Inc.	$7,012,301
Trading Companies & Distributors – 2.16%
108,360	MSC Industrial Direct Co., Inc. – Class A	9,998,377
TOTAL COMMON STOCKS (Cost $390,030,315)		$439,555,243
PREFERRED STOCKS – 2.28%
Biotechnology – 2.28%
1,318,045	Grifols SA – Class B – ADR, 2.192%(d)	$10,570,721
TOTAL PREFERRED STOCKS (Cost $11,264,824)		$10,570,721
INVESTMENT COMPANIES – 0.88%
Trading Companies & Distributors – 0.88%
201,504	Sprott Physical Uranium Trust(a)	$4,070,349
TOTAL INVESTMENT COMPANIES (Cost $3,614,217)		$4,070,349

	Shares	Value
SHORT-TERM INVESTMENTS – 1.73%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.529%, (e)	8,011,580	$8,011,580
TOTAL SHORT-TERM INVESTMENTS (Cost $8,011,580)		$8,011,580
Total Investments (Cost $412,920,936) – 99.87%		$462,207,893
Other Assets in Excess of Liabilities – 0.13%		606,723
TOTAL NET ASSETS – 100.00%		$462,814,616

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Value rounds to less than one.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of March 31, 2026.
See Notes to the Financial Statements.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

(f)
Affiliated issuer. The following issuers were affiliated with the Small Cap Value Fund as defined in
Section (2)(a)(3) of the 1940 Act, as this Fund held 5% or more of the outstanding voting securities of the following issuers as of March 31, 2026:

Issuer Name	Value At March 31, 2025	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Value At March 31, 2026	Dividend Income
American Outdoor Brands, Inc.	$3,757,124	$7,636,607	$(104,391)	$(61,497)	$(29,127)	$11,198,716	$—
Utah Medical Products, Inc.	3,774,182	8,069,999	(296,058)	(84,972)	711,809	12,174,960	148,093
	$7,531,306	$15,706,606	$(400,449)	$(146,469)	$682,682	$23,373,676	$148,093
See Notes to the Financial Statements.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — March 31, 2026

COMMON STOCKS
Canada	5.50%
Israel	1.09%
United States	88.39%
TOTAL COMMON STOCKS	94.98%
PREFERRED STOCKS
Spain	2.28%
TOTAL PREFERRED STOCKS	2.28%
INVESTMENT COMPANIES
Canada	0.88%
TOTAL INVESTMENT COMPANIES	0.88%
SHORT-TERM INVESTMENTS	1.73%
TOTAL INVESTMENTS	99.87%
Other Assets in Excess of Liabilities	0.13%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.
See Notes to the Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — March 31, 2026

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 8.56%
Federal Home Loan Mortgage Corporation – 2.90%
Pool A9-3505 4.500%, 8/1/2040	33,500	$33,195
Pool G0-6018 6.500%, 4/1/2039	7,984	8,452
Pool G1-8578 3.000%, 12/1/2030	243,459	238,064
Pool SD-2873 3.000%, 1/1/2052	1,881,293	1,676,845
Pool SD-8001 3.500%, 7/1/2049	162,775	150,935
Pool SD-8003 4.000%, 7/1/2049	161,732	154,756
		2,262,247
Federal National Mortgage Association – 5.66%
Pool 934124 5.500%, 7/1/2038	30,774	31,626
Pool AL9865 3.000%, 2/1/2047	548,801	493,239
Pool AS6201 3.500%, 11/1/2045	105,426	98,994
Pool BJ2553 3.500%, 12/1/2047	188,264	175,495
Pool BN6683 3.500%, 6/1/2049	281,856	261,353
Pool BZ6304 4.020%, 1/1/2031	1,160,000	1,147,482
Pool BZ6433 4.580%, 3/1/2036	1,235,000	1,230,663
Pool CA0483 3.500%, 10/1/2047	549,265	512,442
Pool CA1624 3.000%, 4/1/2033	267,417	259,436
Pool MA0918 4.000%, 12/1/2041	81,108	78,314
Pool MA3687 4.000%, 6/1/2049	129,651	122,803
Pool MA3695 3.000%, 7/1/2034	3,503	3,377
		4,415,224
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $6,649,315)		$6,677,471
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.644%, 10/25/2036(a)	193	$182
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $190)		$182
US GOVERNMENTS – 52.78%
Sovereign Government – 52.78%
United States Treasury Bond
4.750%, 2/15/2037	6,600,497	$6,836,155
3.500%, 2/15/2039	832,289	750,881
3.750%, 11/15/2043	7,586,874	6,573,908
3.000%, 5/15/2047	7,579,223	5,632,902
4.750%, 5/15/2055	650,000	632,912
		20,426,758
United States Treasury Note
2.250%, 2/15/2027	2,532,255	2,499,387
2.375%, 5/15/2029	10,011,090	9,584,837
See Notes to the Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

	Principal Amount	Value
1.625%, 5/15/2031	5,951,124	$5,307,426
4.375%, 5/15/2034	3,325,000	3,360,068
		20,751,718
TOTAL US GOVERNMENTS (Cost $41,263,524)		$41,178,476
CORPORATE BONDS – 31.53%
Automotive – 1.69%
Ford Motor Credit Co. LLC 2.700%, 8/10/2026	1,328,842	$1,319,030
Banking – 6.82%
Bank of America Corp. 5.162% (U.S. SOFR + 1.000%), 1/24/2031(b)	800,000	815,242
Citigroup, Inc. 6.950% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.726%), 2/15/2030(c)	1,115,000	1,123,280
Fifth Third Bancorp 8.250%, 3/1/2038	380,381	457,285
JPMorgan Chase & Co. 5.140% (U.S. SOFR + 1.010%), 1/24/2031(b)	800,000	814,641
PNC Financial Services Group, Inc. 4.075% (U.S. SOFR + 0.610%), 1/26/2029(b)	825,000	820,647
USB Capital IX 4.954% (CME Term SOFR 3M + 1.282%, minimum of 4.954%), 5/1/2026(b)	1,629,060	1,292,808
		5,323,903
Biotechnology & Pharmaceuticals – 2.06%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(d)	1,655,000	1,605,935
Commercial Support Services – 0.07%
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 4/15/2026(d)	54,223	54,291
Containers & Packaging – 0.76%
Sealed Air Corp. 4.000%, 12/1/2027(d)	594,612	593,124
Electric Utilities – 1.10%
American Transmission Systems, Inc. 2.650%, 1/15/2032(d)	677,534	607,054
Commonwealth Edison Co. 5.900%, 3/15/2036	237,766	252,462
		859,516
Entertainment Content – 3.96%
Netflix, Inc. 4.375%, 11/15/2026	336,608	337,111
Univision Communications, Inc.
See Notes to the Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

	Principal Amount	Value
8.000%, 8/15/2028(d)	965,000	$979,467
8.500%, 7/31/2031(d)	1,765,000	1,773,613
		3,090,191
Food – 1.21%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	986,533	942,352
Institutional Financial Services – 2.78%
Goldman Sachs Group, Inc.
3.800%, (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 5/10/2026(c)	1,363,842	1,356,618
5.049%, (U.S. SOFR + 1.210%), 7/23/2030(b)	800,000	809,638
		2,166,256
Internet Media & Services – 2.70%
Alphabet, Inc. 4.100%, 2/15/2031	815,000	809,337
Expedia Group, Inc.
3.800%, 2/15/2028	150,307	148,274
3.250%, 2/15/2030	796,151	752,315
Meta Platforms, Inc. 4.950%, 5/15/2033	395,456	398,808
		2,108,734
IT Services – 1.54%
Pitney Bowes, Inc. 7.250%, 3/15/2029(d)	1,205,000	1,203,553
Leisure Facilities & Services – 2.74%
Sabre GLBL, Inc. 11.125%, 7/15/2030(d)	1,275,000	1,082,169
Travel + Leisure Co. 6.625%, 7/31/2026(d)	1,056,839	1,057,735
		2,139,904
Oil & Gas Supply Chain – 0.64%
Hess Midstream Operations LP 4.250%, 2/15/2030(d)	516,689	496,506
Publishing & Broadcasting – 1.22%
Gray Media, Inc. 9.625%, 7/15/2032(d)	950,000	949,940
Real Estate Investment Trusts – 1.14%
Iron Mountain, Inc.
4.875%, 9/15/2027(d)	852,228	850,583
4.875%, 9/15/2027	38,767	38,692
		889,275
See Notes to the Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

	Principal Amount	Value
Retail - Discretionary – 0.85%
Kohl's Corp. 10.000%, 6/1/2030(d)	630,000	$666,176
Telecommunications – 0.25%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%, 3/20/2028(d)	195,537	196,503
TOTAL CORPORATE BONDS (Cost $24,686,353)		$24,605,189
FOREIGN ISSUER BONDS – 3.91%
Chemicals – 1.05%
Methanex Corp.
5.125%, 10/15/2027	283,229	$281,466
5.250%, 12/15/2029	541,689	536,287
		817,753
Oil, Gas Services & Equipment – 1.00%
Transocean International Ltd. 8.750%, 2/15/2030(d)	750,721	780,895
Telecommunications – 1.86%
Fibercop SpA 6.375%, 11/15/2033(d)	1,278,000	1,262,817
Telecom Italia Capital SA 6.375%, 11/15/2033	182,302	190,452
		1,453,269
TOTAL FOREIGN ISSUER BONDS (Cost $3,064,700)		$3,051,917
ASSET BACKED SECURITIES – 0.79%
Specialty Finance – 0.79%
SLM Private Credit Student Loan Trust Series 2004-B, 4.366%, (CME Term SOFR 3M + 0.692%), 9/15/2033(b)	164,051	$162,441
SLM Private Credit Student Loan Trust Series 2005-A, 4.246%, (CME Term SOFR 3M + 0.572%), 12/15/2038(b)	136,724	135,532
SLM Private Credit Student Loan Trust Series 2006-A, 4.226%, (CME Term SOFR 3M + 0.552%), 6/15/2039(b)	245,285	239,107
SLM Private Credit Student Loan Trust Series 2007-A, 4.176%, (CME Term SOFR 3M + 0.502%), 12/16/2041(b)	79,382	78,347
TOTAL ASSET BACKED SECURITIES (Cost $593,080)		$615,427

See Notes to the Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.38%
Money Market Funds – 2.38%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.529%(e)	1,856,345	$1,856,345
TOTAL SHORT-TERM INVESTMENTS (Cost $1,856,345)		$1,856,345
Total Investments (Cost $78,113,507) – 99.95%		$77,985,007
Other Assets in Excess of Liabilities – 0.05%		36,609
Total Net Assets – 100.00%		$78,021,616

Percentages are stated as a percent of net assets.

3M 3 Month
5Y 5 Year
CME Chicago Mercantile Exchange
CMT Constant Maturity Treasury
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)	Variable rate security. The coupon is based on a reference index and spread index.
(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(d)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,160,361 which represented 18.15% of the net assets of the Fund.

(e)	The rate shown is the annualized seven day yield as of March 31, 2026.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.
See Notes to the Financial Statements.

Brandes Investment Partners
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2026

	Brandes International Equity Fund	Brandes Global Equity Fund
ASSETS
Investments in securities, at value(1)	$2,506,816,342	$83,554,187
Foreign currency(1)	713	9,865
Receivables:
Securities sold	—	50,060
Fund shares sold	4,515,824	9,976
Dividends and interest	7,345,981	161,555
Tax reclaims	4,592,824	114,767
Prepaid expenses and other assets	142,025	36,914
Total Assets	2,523,413,709	83,937,324
LIABILITIES
Payables:
Securities purchased	15,826,483	—
Fund shares redeemed	1,156,090	14,441
Overdraft payable	—	—
12b-1 fee	45,043	1,532
Trustee fees	536	18
Custodian fee	34,759	—
Foreign capital gains taxes	—	—
Distributions	—	—
Accrued expenses	439,860	37,358
Due to Advisor	1,572,369	57,082
Total Liabilities	19,075,140	110,431
NET ASSETS	$2,504,338,569	$83,826,893
COMPONENTS OF NET ASSETS
Paid in capital	$2,093,017,906	$62,795,688
Total distributable earnings (loss)	411,320,663	21,031,205
Total Net Assets	$2,504,338,569	$83,826,893
Net asset value, offering price and redemption proceeds per share
Class A Shares
Net Assets	$179,098,076	$3,629,192
Shares outstanding (unlimited shares authorized without par value)	6,451,412	107,691
Offering and redemption price	$27.76	$33.70
Maximum offering price per share*	$29.45	$35.76
Class C Shares
Net Assets	$11,834,315	$1,207,342
Shares outstanding (unlimited shares authorized without par value)	436,920	36,614
Offering and redemption price	$27.09	$32.97
Class I Shares
Net Assets	$2,083,150,676	$78,990,359
Shares outstanding (unlimited shares authorized without par value)	74,122,963	2,301,455
Offering and redemption price	$28.10	$34.32
Class R6 Shares
Net Assets	$230,255,502	$N/A
Shares outstanding (unlimited shares authorized without par value)	8,111,330	N/A
Offering and redemption price	$28.39	$N/A
(1)Cost of:
Investments in securities	2,235,588,403	66,842,111
Foreign currency	713	9,865

*
Includes a sales load of 5.75% for the International, Global, Emerging Markets, International Small Cap, and Small Cap
Value Funds and 3.75% for the Core Plus Fund. (see Note 7 of the Notes to Financial Statements)

See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2026 (continued)

Brandes Emerging Markets Value Fund	Brandes International Small Cap Equity Fund	Brandes Small Cap Value Fund	Brandes Core Plus Fixed Income Fund

$1,123,113,050	$1,448,290,937	$462,207,893	$77,985,007
—	208,000	—	—

—	4,866,663	315,487	—
1,187,615	1,004,271	1,015,177	343,631
2,174,633	5,212,428	378,720	815,049
497,040	1,053,620	—	—
99,300	105,942	63,949	50,648
1,127,071,638	1,460,741,861	463,981,226	79,194,335

—	—	559,410	—
704,918	2,393,312	218,758	189,421
—	—	—	602,540
51,187	44,800	12,315	147
240	330	83	17
27,773	26,558	2,908	746
1,379,056	—	—	—
—	—	—	321,094
214,778	263,063	109,794	34,756
919,910	1,177,185	263,342	23,998
3,297,862	3,905,248	1,166,610	1,172,719
$1,123,773,776	$1,456,836,613	$462,814,616	$78,021,616

$1,162,209,996	$1,165,323,463	$403,525,534	$83,307,635
(38,436,220)	291,513,150	59,289,082	(5,286,019)
$1,123,773,776	$1,456,836,613	$462,814,616	$78,021,616

$221,827,496	$167,871,570	$60,233,442	$685,861
17,365,159	6,510,717	2,828,975	82,689
$12.77	$25.78	$21.29	$8.29
$13.55	$27.35	$22.59	$8.61

$5,199,747	$12,484,763	$N/A	$N/A
412,356	508,650	N/A	N/A
$12.61	$24.54	$N/A	$N/A

$864,980,963	$1,263,631,038	$386,324,693	$69,944,575
67,137,976	48,601,553	17,817,320	8,351,576
$12.88	$26.00	$21.68	$8.38

$31,765,570	$12,849,242	$16,256,481	$7,391,180
2,441,239	490,453	801,746	882,611
$13.01	$26.20	$20.28	$8.37

896,277,974	1,254,115,560	412,920,936	78,113,507
$—	$208,000	$—	$—
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS — For the Year  Ended March 31, 2026

	Brandes International Equity Fund	Brandes Global Equity Fund
INVESTMENT INCOME
Income
Dividend income	$68,295,275	$1,941,681
Dividend income from affiliated investments	—	—
Less: Foreign taxes withheld	(6,438,867)	(115,342)
Interest income	—	—
Income from securities lending (net of any rebates or fees paid to borrowers)	82,918	2,291
Total Income	61,939,326	1,828,630
Expenses
Advisory fees (Note 3)	14,468,543	539,297
Custody fees (Note 3)	212,764	8,419
Administration fees (Note 3)	277,709	22,701
Insurance expense	41,612	1,926
Legal fees	120,030	4,239
Printing fees	72,186	4,332
Miscellaneous	100,365	19,689
Registration expense	170,094	50,631
Trustees fees	65,662	2,359
Compliance and Financial Officer Services fees (Note 3)	35,645	35,225
Transfer agent fees (Note 3)	268,551	12,729
12b-1 fees – Class A (Note 3)	346,966	6,887
12b-1 fees – Class C (Note 3)	64,593	5,857
Shareholder Service fees – Class C (Note 3)	10,190	1,347
Sub-Transfer Agency fees – Class I (Note 3)	665,375	26,379
Audit & Tax fees	32,269	30,359
Expenses recouped (Note 3)	—	—
Total expenses	16,952,554	772,376
Expenses waived/reimbursed by Advisor (Note 3)	(300,534)	(82,736)
Advisory fees waived (Note 3)	—	—
Total net expenses	16,652,020	689,640
Net investment income	45,287,306	1,138,990
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments (net of foreign capital gains taxes (refunded)/paid of $0, $0, $(126,799), $0, $0 and $0, respectively)	220,310,022	8,573,853
Affiliated investments	—	—
Foreign currency transactions	(714,816)	3,577
Net realized gain (loss)	219,595,206	8,577,430
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments (net change in deferred foreign capital gains taxes of $1,379,056 for the Emerging Markets Fund)	174,522,295	3,144,252
Affiliated investments	—	—
Foreign currency transactions	314,063	5,266
Net change in unrealized appreciation (depreciation)	174,836,358	3,149,518
Net realized and unrealized gain (loss) on investments and foreign currency transactions	394,431,564	11,726,948
Net increase (decrease) in net assets resulting from operations	$439,718,870	$12,865,938
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS — For the Year  Ended March 31, 2026 (continued)

Brandes Emerging Markets Value Fund	Brandes International Small Cap Equity Fund	Brandes Small Cap Value Fund	Brandes Core Plus Fixed Income Fund

$32,706,362	$41,189,385	$3,654,269	$128,814
—	2,108,074	148,093	—
(3,482,809)	(4,423,298)	(36,332)	—
—	—	—	4,992,414
—	4	—	—
29,223,553	38,874,165	3,766,030	5,121,228

8,172,220	12,137,979	1,675,146	376,732
163,811	172,317	15,901	4,933
132,309	249,654	53,158	31,837
24,588	29,888	3,193	4,120
62,655	80,020	13,247	6,622
19,901	65,715	17,594	9,140
57,498	73,620	21,454	12,783
85,512	140,481	79,214	57,489
29,887	44,221	7,145	4,412
35,395	35,534	35,258	35,236
122,698	240,159	43,309	21,864
495,237	371,630	82,546	1,893
33,802	73,743	—	—
8,589	7,211	—	—
263,724	485,623	94,703	20,899
31,044	31,471	30,652	30,285
192,054	—	80,818	—
9,930,924	14,239,266	2,253,338	618,245
(11,527)	(4,481)	(24,477)	(240,418)
—	—	—	(53,821)
9,919,397	14,234,785	2,228,861	324,006
19,304,156	24,639,380	1,537,169	4,797,222

38,617,455	213,756,425	16,994,472	(1,551,297)
—	—	(146,469)	—
(54,730)	(170,391)	2,909	—
38,562,725	213,586,034	16,850,912	(1,551,297)

255,393,798	55,680,725	51,113,896	1,537,608
—	(11,749,916)	682,682	—
26,355	(28,212)	—	—
255,420,153	43,902,597	51,796,578	1,537,608
293,982,878	257,488,631	68,647,490	(13,689)
$313,287,034	$282,128,011	$70,184,659	$4,783,533
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS

	Brandes International Equity Fund
	Year Ended March 31, 2026	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$45,287,306	$8,608,738	$21,194,502
Net realized gain (loss) on:
Investments	220,310,022	47,753,072	50,032,062
Foreign currency transactions	(714,816)	(338,250)	(346,725)
Net unrealized appreciation (depreciation) on:
Investments	174,522,295	(40,349,979)	139,173,611
Foreign currency transactions	314,063	(102,291)	256,684
Net increase (decrease) in net assets resulting from operations	439,718,870	15,571,290	210,310,134
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(8,823,323)	(549,561)	(1,081,544)
Class C	(506,491)	(31,438)	(118,344)
Class I	(103,386,412)	(9,846,043)	(15,874,424)
Class R6	(10,011,144)	(1,000,440)	(1,556,062)
Decrease in net assets from distributions	(122,727,370)	(11,427,482)	(18,630,374)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	1,216,306,827	423,479,188	270,503,441
Net asset value of shares issued on reinvestment of distributions	111,557,743	10,881,256	17,770,341
Payments for shares redeemed	(426,451,182)	(118,177,336)	(172,689,900)
Net increase (decrease) in net assets from capital share transactions	901,413,388	316,183,108	115,583,882
Total increase (decrease) in net assets	1,218,404,888	320,326,916	307,263,642
NET ASSETS
Beginning of the Period	1,285,933,681	965,606,765	658,343,123
End of the Period	$2,504,338,569	$1,285,933,681	$965,606,765

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Global Equity Fund
	Year Ended March 31, 2026	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,138,990	$315,391	$937,759
Net realized gain (loss) on:
Investments	8,573,853	3,507,012	3,073,376
Foreign currency transactions	3,577	2,277	(13,554)
Net unrealized appreciation (depreciation) on:
Investments	3,144,252	(1,635,385)	8,075,912
Foreign currency transactions	5,266	(3,818)	6,526
Net increase (decrease) in net assets resulting from operations	12,865,938	2,185,477	12,080,019
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(353,848)	(117,229)	(60,651)
Class C	(91,674)	(49,122)	(16,829)
Class I	(8,148,461)	(3,338,149)	(2,067,286)
Class R6	N/A	N/A	N/A
Decrease in net assets from distributions	(8,593,983)	(3,504,500)	(2,144,766)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	31,777,559	1,238,964	4,201,061
Net asset value of shares issued on reinvestment of distributions	8,542,724	3,478,506	2,127,932
Payments for shares redeemed	(11,316,765)	(6,037,158)	(5,165,227)
Net increase (decrease) in net assets from capital share transactions	29,003,518	(1,319,688)	1,163,766
Total increase (decrease) in net assets	33,275,473	(2,638,711)	11,099,019
NET ASSETS
Beginning of the Period	50,551,420	53,190,131	42,091,112
End of the Period	$83,826,893	$50,551,420	$53,190,131

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Emerging Markets Value Fund
	Year Ended March 31, 2026	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$19,304,156	$4,599,332	$16,994,326
Net realized gain (loss) on:
Investments	38,617,455	7,524,126	(26,034,102)
Foreign currency transactions	(54,730)	(56,416)	(608,992)
Net unrealized appreciation (depreciation) on:
Investments	255,393,798	(35,721,603)	140,197,823
Foreign currency transactions	26,355	(1,931)	(5,233)
Net increase (decrease) in net assets resulting from operations	313,287,034	(23,656,492)	130,543,822
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(4,453,981)	(1,705,501)	(4,119,967)
Class C	(76,496)	(32,672)	(80,997)
Class I	(14,327,826)	(5,130,263)	(14,265,133)
Class R6	(288,537)	(86,087)	(229,709)
Decrease in net assets from distributions	(19,146,840)	(6,954,523)	(18,695,806)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	367,569,759	51,373,151	96,289,970
Net asset value of shares issued on reinvestment of distributions	15,197,648	5,415,668	15,107,348
Payments for shares redeemed	(192,959,305)	(76,437,634)	(208,653,466)
Net increase (decrease) in net assets from capital share transactions	189,808,102	(19,648,815)	(97,256,148)
Total increase (decrease) in net assets	483,948,296	(50,259,830)	14,591,868
NET ASSETS
Beginning of the Period	639,825,480	690,085,310	675,493,442
End of the Period	$1,123,773,776	$639,825,480	$690,085,310

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes International Small Cap Equity Fund
	Year Ended March 31, 2026	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$24,639,380	$3,795,127	$11,145,502
Net realized gain (loss) on:
Investments	213,756,425	54,354,296	14,930,598
Foreign currency transactions	(170,391)	(167,839)	(551,291)
Net unrealized appreciation (depreciation) on:
Investments	43,930,809	(8,247,719)	152,687,275
Foreign currency transactions	(28,212)	(5,397)	72,275
Net increase (decrease) in net assets resulting from operations	282,128,011	49,728,468	178,284,359
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(5,009,910)	(1,278,224)	(1,886,310)
Class C	(304,945)	(80,086)	(94,968)
Class I	(39,411,072)	(9,323,006)	(14,067,922)
Class R6	(328,095)	(55,184)	(43,037)
Decrease in net assets from distributions	(45,054,022)	(10,736,500)	(16,092,237)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	866,662,388	158,207,113	273,156,598
Net asset value of shares issued on reinvestment of distributions	44,408,058	10,600,999	15,883,466
Payments for shares redeemed	(475,201,713)	(88,208,672)	(112,276,155)
Net increase (decrease) in net assets from capital share transactions	435,868,733	80,599,440	176,763,909
Total increase (decrease) in net assets	672,942,722	119,591,408	338,956,031
NET ASSETS
Beginning of the Period	783,893,891	664,302,483	325,346,452
End of the Period	$1,456,836,613	$783,893,891	$664,302,483

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Small Cap Value Fund
	Year Ended March 31, 2026	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,537,169	$183,122	$176,841
Net realized gain (loss) on:
Investments	16,848,003	4,768,751	1,217,077
Foreign currency transactions	2,909	(5,745)	340
Net unrealized appreciation (depreciation) on:
Investments	51,796,578	(9,381,368)	6,099,183
Foreign currency transactions	—	—	(11)
Net increase (decrease) in net assets resulting from operations	70,184,659	(4,435,240)	7,493,430
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(1,618,702)	(189,889)	(134,800)
Class C	N/A	N/A	N/A
Class I	(10,119,042)	(1,359,002)	(380,573)
Class R6	(460,835)	(36,764)	(1,890)
Decrease in net assets from distributions	(12,198,579)	(1,585,655)	(517,263)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	352,979,776	77,708,714	53,200,377
Net asset value of shares issued on reinvestment of distributions	12,006,636	1,579,073	516,333
Payments for shares redeemed	(78,681,935)	(16,037,200)	(11,268,493)
Net increase (decrease) in net assets from capital share transactions	286,304,477	63,250,587	42,448,217
Total increase (decrease) in net assets	344,290,557	57,229,692	49,424,384
NET ASSETS
Beginning of the Period	118,524,059	61,294,367	11,869,983
End of the Period	$462,814,616	$118,524,059	$61,294,367

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Core Plus Fixed Income Fund
	Year Ended March 31, 2026	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$4,797,222	$2,545,682	$3,693,554
Net realized gain (loss) on:
Investments	(1,551,297)	(249,768)	(883,478)
Foreign currency transactions	—	—	(815)
Net unrealized appreciation (depreciation) on:
Investments	1,537,608	(1,896,480)	7,548,858
Foreign currency transactions	—	—	—
Net increase (decrease) in net assets resulting from operations	4,783,533	399,434	10,358,119
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(32,209)	(18,476)	(46,294)
Class C	N/A	N/A	N/A
Class I	(4,220,526)	(2,305,044)	(3,400,659)
Class R6	(505,617)	(200,284)	(203,901)
Decrease in net assets from distributions	(4,758,352)	(2,523,804)	(3,650,854)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	25,227,160	33,033,812	65,616,036
Net asset value of shares issued on reinvestment of distributions	4,705,906	2,502,587	3,617,639
Payments for shares redeemed	(81,496,376)	(19,246,130)	(27,289,565)
Net increase (decrease) in net assets from capital share transactions	(51,563,310)	16,290,269	41,944,110
Total increase (decrease) in net assets	(51,538,129)	14,165,899	48,651,375
NET ASSETS
Beginning of the Period	129,559,745	115,393,846	66,742,471
End of the Period	$78,021,616	$129,559,745	$115,393,846

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains	Net asset value, end of period
Brandes International Equity Fund
Class A
3/31/2026	$23.01	0.57	5.83	6.40	(0.66)	(0.99)	$27.76
3/31/2025(4)	$23.03	0.16	0.04	0.20	(0.22)	—	$23.01
9/30/2024	$18.15	0.46	4.88	5.34	(0.46)	—	$23.03
9/30/2023	$12.97	0.46	5.14	5.60	(0.42)	—	$18.15
9/30/2022	$18.12	0.60	(5.02)	(4.42)	(0.73)	—	$12.97
9/30/2021	$13.51	0.53	4.54	5.07	(0.46)	—	$18.12
Class C
3/31/2026	$22.54	0.39	5.70	6.09	(0.55)	(0.99)	$27.09
3/31/2025(4)	$22.53	0.07	0.06	0.13	(0.12)	—	$22.54
9/30/2024	$17.79	0.31	4.77	5.08	(0.34)	—	$22.53
9/30/2023	$12.72	0.30	5.07	5.37	(0.30)	—	$17.79
9/30/2022	$17.78	0.43	(4.89)	(4.46)	(0.60)	—	$12.72
9/30/2021	$13.27	0.43	4.47	4.90	(0.39)	—	$17.78
Class I
3/31/2026	$23.26	0.63	5.90	6.53	(0.70)	(0.99)	$28.10
3/31/2025(4)	$23.29	0.19	0.04	0.23	(0.26)	—	$23.26
9/30/2024	$18.32	0.56	4.89	5.45	(0.48)	—	$23.29
9/30/2023	$13.08	0.51	5.19	5.70	(0.46)	—	$18.32
9/30/2022	$18.21	0.62	(5.03)	(4.41)	(0.72)	—	$13.08
9/30/2021	$13.57	0.57	4.57	5.14	(0.50)	—	$18.21
Class R6
3/31/2026	$23.48	0.66	5.96	6.62	(0.72)	(0.99)	$28.39
3/31/2025(4)	$23.51	0.20	0.04	0.24	(0.27)	—	$23.48
9/30/2024	$18.47	0.59	4.94	5.53	(0.49)	—	$23.51
9/30/2023	$13.18	0.52	5.23	5.75	(0.46)	—	$18.47
9/30/2022	$18.32	0.63	(5.06)	(4.43)	(0.71)	—	$13.18
9/30/2021	$13.64	0.57	4.62	5.19	(0.51)	—	$18.32

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	During the period, the fiscal year end changed to March 31 from September 30.
(5)	Not annualized.
(6)	Annualized.
See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

28.28%	$179.1	1.07%	2.16%	1.07%	2.16%	30.14%
1.01%(5)	$78.5	1.10%(6)	1.48%(6)	1.10%(6)	1.48%(6)	17.03%(5)
29.73%	$57.7	1.12%	2.27%	1.12%	2.27%	31.26%
43.29%	$43.9	1.13%	2.69%	1.13%	2.69%	21.81%
(25.05)%	$27.9	1.12%	3.57%	1.13%	3.56%	28.67%
37.55%	$38.2	1.10%	3.03%	1.11%	3.02%	30.41%

27.42%	$11.8	1.71%	1.50%	1.71%	1.50%	30.14%
0.62%(5)	$6.2	1.78%(6)	0.62%(6)	1.78%(6)	0.62%(6)	17.03%(5)
28.80%	$7.4	1.87%	1.57%	1.87%	1.57%	31.26%
42.25%	$7.3	1.89%	1.81%	1.89%	1.81%	21.81%
(25.64)%	$5.9	1.87%	2.58%	1.88%	2.57%	28.67%
36.90%	$8.8	1.54%	2.51%	1.56%	2.49%	30.41%

28.56%	$2,083.1	0.85%	2.36%	0.86%	2.35%	30.14%
1.13%(5)	$1,106.7	0.85%(6)	1.70%(6)	0.89%(6)	1.66%(6)	17.03%(5)
30.12%	$822.9	0.85%	2.69%	0.91%	2.63%	31.26%
43.66%	$553.0	0.85%	2.94%	0.93%	2.86%	21.81%
(24.83)%	$387.4	0.85%	3.66%	0.93%	3.58%	28.67%
37.87%	$552.2	0.85%	3.25%	0.91%	3.19%	30.41%

28.68%	$230.3	0.75%	2.44%	0.82%	2.37%	30.14%
1.15%(5)	$94.6	0.75%(6)	1.77%(6)	0.85%(6)	1.67%(6)	17.03%(5)
30.30%	$77.6	0.75%	2.84%	0.87%	2.72%	31.26%
43.76%	$54.1	0.75%	2.99%	0.88%	2.86%	21.81%
(24.76)%	$40.1	0.75%	3.69%	0.88%	3.56%	28.67%
38.03%	$58.8	0.75%	3.28%	0.86%	3.17%	30.41%

See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains	Net asset value, end of period
Brandes Global Equity Fund
Class A
3/31/2026	$30.93	0.49	6.50	6.99	(0.55)	(3.67)	$33.70
3/31/2025(4)	$31.84	0.16	1.13	1.29	(0.12)	(2.08)	$30.93
9/30/2024	$25.80	0.51	6.82	7.33	(0.52)	(0.77)	$31.84
9/30/2023	$20.42	0.48	5.67	6.15	(0.44)	(0.33)	$25.80
9/30/2022	$26.53	0.49	(5.09)	(4.60)	(0.61)	(0.90)	$20.42
9/30/2021	$19.30	0.55	7.54	8.09	(0.56)	(0.30)	$26.53
Class C
3/31/2026	$30.42	0.23	6.38	6.61	(0.39)	(3.67)	$32.97
3/31/2025(4)	$31.41	0.04	1.11	1.15	(0.06)	(2.08)	$30.42
9/30/2024	$25.48	0.34	6.67	7.01	(0.31)	(0.77)	$31.41
9/30/2023	$20.17	0.28	5.61	5.89	(0.25)	(0.33)	$25.48
9/30/2022	$26.25	0.29	(5.01)	(4.72)	(0.46)	(0.90)	$20.17
9/30/2021	$19.16	0.37	7.47	7.84	(0.45)	(0.30)	$26.25
Class I
3/31/2026	$31.41	0.59	6.60	7.19	(0.61)	(3.67)	$34.32
3/31/2025(4)	$32.28	0.20	1.15	1.35	(0.14)	(2.08)	$31.41
9/30/2024	$26.13	0.58	6.91	7.49	(0.57)	(0.77)	$32.28
9/30/2023	$20.66	0.54	5.75	6.29	(0.49)	(0.33)	$26.13
9/30/2022	$26.78	0.55	(5.14)	(4.59)	(0.63)	(0.90)	$20.66
9/30/2021	$19.46	0.64	7.59	8.23	(0.61)	(0.30)	$26.78

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	During the period, the fiscal year end changed to March 31 from September 30.
(5)	Not annualized.
(6)	Annualized.
See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

22.86%	$3.6	1.25%	1.43%	1.40%	1.28%	31.32%
4.39%(5)	$1.7	1.25%(6)	1.03%(6)	1.60%(6)	0.68%(6)	13.19%(5)
29.18%	$1.7	1.25%	1.76%	1.39%	1.62%	20.21%
30.29%	$1.1	1.25%	1.88%	1.43%	1.70%	17.28%
(18.30)%	$0.8	1.25%	1.95%	1.42%	1.78%	14.57%
42.30%	$0.8	1.25%	2.21%	1.41%	2.05%	20.46%

21.95%	$1.2	2.00%	0.68%	2.25%	0.43%	31.32%
3.98%(5)	$0.6	2.00%(6)	0.26%(6)	2.44%(6)	(0.18)%(6)	13.19%(5)
28.24%	$0.7	2.00%	1.17%	2.18%	0.99%	20.21%
29.35%	$0.3	2.00%	1.14%	2.18%	0.96%	17.28%
(18.91)%	$0.6	2.00%	1.17%	2.17%	1.00%	14.57%
41.21%	$0.9	2.00%	1.50%	1.78%	1.72%	20.46%

23.17%	$79.0	1.00%	1.71%	1.12%	1.59%	31.32%
4.51%(5)	$48.2	1.00%(6)	1.27%(6)	1.24%(6)	1.03%(6)	13.19%(5)
29.46%	$50.8	1.00%	1.99%	1.15%	1.84%	20.21%
30.60%	$40.6	1.00%	2.11%	1.21%	1.90%	17.28%
(18.08)%	$35.2	1.00%	2.18%	1.22%	1.96%	14.57%
42.67%	$45.5	1.00%	2.52%	1.20%	2.32%	20.46%

See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Return of capital	Net asset value, end of period
Brandes Emerging Markets Value Fund
Class A
3/31/2026	$8.77	0.25	4.00	4.25	(0.25)	—	$12.77
3/31/2025(4)	$9.19	0.06	(0.39)	(0.33)	(0.09)	—	$8.77
9/30/2024	$7.76	0.20	1.45	1.65	(0.22)	—	$9.19
9/30/2023	$5.92	0.16	1.79	1.95	(0.11)	—	$7.76
9/30/2022	$8.66	0.28	(2.75)	(2.47)	(0.27)	— (7)	$5.92
9/30/2021	$7.04	0.18	1.54	1.72	(0.10)	—	$8.66
Class C
3/31/2026	$8.68	0.16	3.96	4.12	(0.19)	—	$12.61
3/31/2025(4)	$9.10	0.02	(0.37)	(0.35)	(0.07)	—	$8.68
9/30/2024	$7.69	0.13	1.43	1.56	(0.15)	—	$9.10
9/30/2023	$5.86	0.09	1.79	1.88	(0.05)	—	$7.69
9/30/2022	$8.59	0.22	(2.72)	(2.50)	(0.23)	— (7)	$5.86
9/30/2021	$7.01	0.14	1.55	1.69	(0.11)	—	$8.59
Class I
3/31/2026	$8.84	0.26	4.04	4.30	(0.26)	—	$12.88
3/31/2025(4)	$9.25	0.06	(0.37)	(0.31)	(0.10)	—	$8.84
9/30/2024	$7.81	0.21	1.46	1.67	(0.23)	—	$9.25
9/30/2023	$5.96	0.18	1.80	1.98	(0.13)	—	$7.81
9/30/2022	$8.71	0.24	(2.70)	(2.46)	(0.28)	(0.01)	$5.96
9/30/2021	$7.07	0.20	1.55	1.75	(0.11)	—	$8.71
Class R6
3/31/2026	$8.92	0.23	4.13	4.36	(0.27)	—	$13.01
3/31/2025(4)	$9.33	0.07	(0.38)	(0.31)	(0.10)	—	$8.92
9/30/2024	$7.87	0.22	1.48	1.70	(0.24)	—	$9.33
9/30/2023	$6.00	0.15	1.85	2.00	(0.13)	—	$7.87
9/30/2022	$8.76	0.28	(2.75)	(2.47)	(0.28)	(0.01)	$6.00
9/30/2021	$7.11	0.20	1.56	1.76	(0.11)	—	$8.76

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	During the period, the fiscal year end changed to March 31 from September 30.
(5)	Not annualized.
(6)	Annualized.
(7)	Amount is less than $0.01 per share.
See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

48.95%	$221.8	1.29%	2.25%	1.29%	2.25%	18.56%
(3.41)%(5)	$162.2	1.32%(6)	1.27%(6)	1.32%(6)	1.27%(6)	21.13%(5)
21.38%	$176.4	1.32%	2.42%	1.32%	2.42%	27.76%
33.00%	$141.6	1.35%	2.16%	1.35%	2.16%	19.23%
(28.99)%	$137.5	1.33%	2.90%	1.33%	2.90%	23.04%
24.41%	$216.2	1.30%	2.02%	1.31%	2.01%	34.97%

47.88%	$5.2	2.02%	1.44%	2.02%	1.44%	18.56%
(3.76)%(5)	$3.5	2.07%(6)	0.50%(6)	2.07%(6)	0.50%(6)	21.13%(5)
20.53%	$4.4	2.08%	1.57%	2.08%	1.57%	27.76%
32.05%	$4.4	2.10%	1.29%	2.10%	1.29%	19.23%
(29.54)%	$5.1	2.08%	2.14%	2.08%	2.14%	23.04%
24.01%	$10.3	1.59%	1.66%	1.60%	1.65%	34.97%

49.19%	$865.0	1.11%	2.25%	1.11%	2.25%	18.56%
(3.33)%(5)	$466.8	1.12%(6)	1.48%(6)	1.13%(6)	1.47%(6)	21.13%(5)
21.71%	$501.0	1.12%	2.54%	1.13%	2.53%	27.76%
33.37%	$520.8	1.12%	2.40%	1.14%	2.38%	19.23%
(28.79)%	$457.0	1.12%	3.10%	1.14%	3.08%	23.04%
24.71%	$1,003.8	1.12%	2.24%	1.11%	2.25%	34.97%

49.46%	$31.8	0.97%	1.93%	1.05%	1.85%	18.56%
(3.27)%(5)	$7.3	0.97%(6)	1.63%(6)	1.10%(6)	1.50%(6)	21.13%(5)
21.89%	$8.3	0.97%	2.68%	1.08%	2.57%	27.76%
33.54%	$8.7	0.97%	2.05%	1.10%	1.92%	19.23%
(28.75)%	$21.0	0.97%	2.95%	1.08%	2.84%	23.04%
24.74%	$68.1	0.97%	2.32%	1.06%	2.23%	34.97%

See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains	Net asset value, end of period
Brandes International Small Cap Equity Fund
Class A
3/31/2026	$20.42	0.43	5.77	6.20	(0.68)	(0.16)	$25.78
3/31/2025(4)	$19.39	0.09	1.25	1.34	(0.31)	—	$20.42
9/30/2024	$13.89	0.34	5.67	6.01	(0.51)	—	$19.39
9/30/2023	$9.45	0.25	4.41	4.66	(0.22)	—	$13.89
9/30/2022	$14.01	0.45	(4.27)	(3.82)	(0.74)	—	$9.45
9/30/2021	$9.33	0.14	4.69	4.83	(0.15)	—	$14.01
Class C
3/31/2026	$19.52	0.24	5.53	5.77	(0.59)	(0.16)	$24.54
3/31/2025(4)	$18.60	0.02	1.20	1.22	(0.30)	—	$19.52
9/30/2024	$13.36	0.20	5.44	5.64	(0.40)	—	$18.60
9/30/2023	$9.09	0.13	4.27	4.40	(0.13)	—	$13.36
9/30/2022	$13.49	0.33	(4.08)	(3.75)	(0.65)	—	$9.09
9/30/2021	$9.03	0.10	4.54	4.64	(0.18)	—	$13.49
Class I
3/31/2026	$20.57	0.49	5.82	6.31	(0.72)	(0.16)	$26.00
3/31/2025(4)	$19.51	0.11	1.26	1.37	(0.31)	—	$20.57
9/30/2024	$13.97	0.39	5.70	6.09	(0.55)	—	$19.51
9/30/2023	$9.50	0.28	4.43	4.71	(0.24)	—	$13.97
9/30/2022	$14.09	0.47	(4.29)	(3.82)	(0.77)	—	$9.50
9/30/2021	$9.37	0.15	4.73	4.88	(0.16)	—	$14.09
Class R6
3/31/2026	$20.72	0.49	5.88	6.37	(0.73)	(0.16)	$26.20
3/31/2025(4)	$19.64	0.13	1.26	1.39	(0.31)	—	$20.72
9/30/2024	$14.05	0.41	5.73	6.14	(0.55)	—	$19.64
9/30/2023	$9.54	0.32	4.44	4.76	(0.25)	—	$14.05
9/30/2022	$14.14	0.59	(4.40)	(3.81)	(0.79)	—	$9.54
9/30/2021	$9.39	0.17	4.74	4.91	(0.16)	—	$14.14

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	During the period, the fiscal year end changed to March 31 from September 30.
(5)	Not annualized.
(6)	Annualized.
See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

30.46%	$167.9	1.28%	1.71%	1.28%	1.71%	38.40%
7.05%(5)	$94.8	1.32%(6)	0.92%(6)	1.32%(6)	0.92%(6)	16.60%(5)
43.93%	$79.5	1.32%	2.05%	1.32%	2.05%	35.77%
49.42%	$48.9	1.36%	1.99%	1.36%	1.99%	32.77%
(28.26)%	$37.8	1.36%	3.73%	1.36%	3.73%	38.17%
51.91%	$68.0	1.32%	1.10%	1.33%	1.09%	26.16%

29.68%	$12.5	1.87%	1.01%	1.87%	1.01%	38.40%
6.69%(5)	$5.4	1.99%(6)	0.25%(6)	1.99%(6)	0.25%(6)	16.60%(5)
42.78%	$4.6	2.07%	1.24%	2.07%	1.24%	35.77%
48.26%	$3.0	2.11%	1.05%	2.11%	1.05%	32.77%
(28.71)%	$3.2	2.11%	2.88%	2.11%	2.88%	38.17%
51.52%	$5.3	1.49%	0.86%	1.50%	0.85%	26.16%

30.76%	$1,263.6	1.07%	1.94%	1.07%	1.94%	38.40%
7.17%(5)	$679.0	1.10%(6)	1.13%(6)	1.10%(6)	1.13%(6)	16.60%(5)
44.22%	$576.9	1.12%	2.31%	1.12%	2.31%	35.77%
49.62%	$272.9	1.15%	2.24%	1.16%	2.23%	32.77%
(28.04)%	$196.2	1.15%	3.85%	1.16%	3.84%	38.17%
52.15%	$318.0	1.12%	1.23%	1.13%	1.22%	26.16%

30.84%	$12.8	1.00%	1.90%	1.05%	1.85%	38.40%
7.22%(5)	$4.8	1.00%(6)	1.30%(6)	1.13%(6)	1.17%(6)	16.60%(5)
44.39%	$3.3	1.00%	2.29%	1.08%	2.21%	35.77%
50.05%	$0.5	1.00%	2.51%	1.11%	2.40%	32.77%
(28.00)%	$0.3	1.00%	4.53%	1.10%	4.43%	38.17%
52.39%	$13.5	1.00%	1.37%	1.08%	1.29%	26.16%

See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains	Net asset value, end of period
Brandes Small Cap Value Fund
Class A
3/31/2026	$15.62	0.08	6.48	6.56	(0.09)	(0.80)	$21.29
3/31/2025(4)	$16.12	0.01	(0.18)	(0.17)	(0.01)	(0.32)	$15.62
9/30/2024	$13.12	0.05	3.36	3.41	(0.14)	(0.27)	$16.12
9/30/2023	$10.40	0.12	2.88	3.00	(0.27)	(0.01)	$13.12
9/30/2022	$13.22	0.20	(2.30)	(2.10)	(0.21)	(0.51)	$10.40
9/30/2021	$8.52	0.02	4.51	4.53	0.17	—	$13.22
Class I
3/31/2026	$15.88	0.13	6.58	6.71	(0.11)	(0.80)	$21.68
3/31/2025(4)	$16.36	0.04	(0.18)	(0.14)	(0.02)	(0.32)	$15.88
9/30/2024	$13.30	0.09	3.40	3.49	(0.16)	(0.27)	$16.36
9/30/2023	$10.52	0.17	2.89	3.06	(0.27)	(0.01)	$13.30
9/30/2022	$13.34	0.19	(2.28)	(2.09)	(0.22)	(0.51)	$10.52
9/30/2021	$8.58	0.09	4.50	4.59	0.17	—	$13.34
Class R6
3/31/2026	$14.88	0.16	6.17	6.33	(0.13)	(0.80)	$20.28
3/31/2025(4)	$15.35	0.05	(0.17)	(0.12)	(0.03)	(0.32)	$14.88
9/30/2024	$12.49	0.07	3.23	3.30	(0.17)	(0.27)	$15.35
9/30/2023	$9.88	0.19	2.70	2.89	(0.27)	(0.01)	$12.49
9/30/2022	$12.53	0.20	(2.13)	(1.93)	(0.21)	(0.51)	$9.88
9/30/2021	$8.00	0.18	4.18	4.36	0.17	—	$12.53

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	During the period, the fiscal year end changed to March 31 from September 30.
(5)	Not annualized.
(6)	Annualized.
(7)	Amount is less than $50,000.
See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

42.46%	$60.2	1.15%	0.39%	1.15%	0.39%	30.28%
(1.22)%(5)	$11.6	1.15%(6)	0.07%(6)	1.23%(6)	(0.01)%(6)	22.02%(5)
26.59%	$8.5	1.15%	0.36%	1.41%	0.10%	38.36%
29.02%	$2.3	1.15%	0.96%	2.70%	(0.59)%	30.99%
(16.84)%	$0.7	1.15%	1.64%	4.66%	(1.87)%	160.46%
57.55%	$0.5	1.15%	0.19%	5.78%	(4.44)%	90.71%

42.77%	$386.3	0.90%	0.67%	0.91%	0.66%	30.28%
(1.09)%(5)	$103.2	0.90%(6)	0.42%(6)	1.01%(6)	0.31%(6)	22.02%(5)
26.94%	$51.4	0.90%	0.60%	1.18%	0.32%	38.36%
29.33%	$9.4	0.90%	1.36%	2.50%	(0.24)%	30.99%
(16.66)%	$3.1	0.90%	1.50%	4.25%	(1.85)%	160.46%
58.09%	$1.6	0.90%	0.70%	6.66%	(5.06)%	90.71%

43.11%	$16.3	0.72%	0.84%	0.85%	0.71%	30.28%
(1.06)%(5)	$3.7	0.72%(6)	0.60%(6)	1.07%(6)	0.25%(6)	22.02%(5)
27.14%	$1.4	0.72%	0.47%	1.27%	(0.08)%	38.36%
29.66%	$0.1	0.72%	1.63%	2.45%	(0.10)%	30.99%
(16.50)%	$0.1	0.72%	1.86%	3.58%	(1.00)%	160.46%
59.25%	$— (7)	0.72%	0.86%	6.62%	(5.04)%	90.71%

See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(2)
Brandes Core Plus Fixed Income Fund
Class A
3/31/2026	$8.34	0.36	(0.05)	0.31	(0.36)	$8.29	3.72%
3/31/2025(4)	$8.52	0.16	(0.18)	(0.02)	(0.16)	$8.34	(0.18)%(5)
9/30/2024	$7.90	0.31	0.61	0.92	(0.30)	$8.52	11.88%
9/30/2023	$7.98	0.27	(0.08)	0.19	(0.27)	$7.90	2.33%
9/30/2022	$9.35	0.20	(1.36)	(1.16)	(0.21)	$7.98	(12.55)%
9/30/2021	$9.52	0.18	(0.12)	0.06	(0.23)	$9.35	0.67%
Class I
3/31/2026	$8.42	0.38	(0.04)	0.34	(0.38)	$8.38	4.05%
3/31/2025(4)	$8.60	0.17	(0.18)	(0.01)	(0.17)	$8.42	(0.06)%(5)
9/30/2024	$7.98	0.33	0.61	0.94	(0.32)	$8.60	12.02%
9/30/2023	$8.06	0.29	(0.08)	0.21	(0.29)	$7.98	2.55%
9/30/2022	$9.43	0.23	(1.37)	(1.14)	(0.23)	$8.06	(12.25)%
9/30/2021	$9.60	0.21	(0.13)	0.08	(0.25)	$9.43	0.89%
Class R6
3/31/2026	$8.42	0.37	(0.04)	0.33	(0.38)	$8.37	3.93%
3/31/2025(4)	$8.60	0.18	(0.19)	(0.01)	(0.17)	$8.42	(0.06)%(5)
9/30/2024	$7.98	0.33	0.61	0.94	(0.32)	$8.60	12.04%
9/30/2023	$8.06	0.29	(0.06)	0.23	(0.31)	$7.98	2.79%
9/30/2022	$9.43	0.33	(1.37)	(1.04)	(0.33)	$8.06	(11.26)%
9/30/2021	$9.60	0.34	(0.13)	0.21	(0.38)	$9.43	2.23%

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	During the period, the fiscal year end changed to March 31 from September 30.
(5)	Not annualized.
(6)	Annualized.
(7)	Amount is less than $50,000.
See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

$0.7	0.50%	4.29%	1.07%	3.72%	22.24%
$0.9	0.50%(6)	3.95%(6)	1.05%(6)	3.40%(6)	5.39%(5)
$1.2	0.50%	3.73%	0.83%	3.40%	25.42%
$1.3	0.50%	3.34%	0.88%	2.96%	15.72%
$0.8	0.50%	2.30%	0.86%	1.94%	25.44%
$1.0	0.50%	1.95%	0.83%	1.62%	27.13%

$69.9	0.30%	4.46%	0.57%	4.19%	22.24%
$111.3	0.30%(6)	4.16%(6)	0.57%(6)	3.89%(6)	5.39%(5)
$113.3	0.30%	3.94%	0.58%	3.66%	25.42%
$65.4	0.30%	3.53%	0.66%	3.17%	15.72%
$60.0	0.30%	2.59%	0.66%	2.23%	25.44%
$78.1	0.30%	2.23%	0.63%	1.90%	27.13%

$7.4	0.30%	4.44%	0.56%	4.18%	22.24%
$17.4	0.30%(6)	4.23%(6)	0.56%(6)	3.97%(6)	5.39%(5)
$0.9	0.30%	3.93%	0.56%	3.67%	25.42%
$— (7)	0.30%	3.55%	0.64%	3.21%	15.72%
$— (7)	0.30%	3.73%	0.30%	3.73%	25.44%
$— (7)	0.30%	3.54%	0.30%	3.54%	27.13%

See Notes to the Financial Statements.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
Effective August 5, 2024, the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (each an “Acquired Fund” and “Predecessor Fund”, collectively the “Predecessor Funds” or the “Acquired Funds”), each a series of Brandes Investment Trust (“BIT”), reorganized and merged with and into respective series bearing the same name of the Datum One Series Trust (the “Trust”)   pursuant to an Agreement and Plan of Reorganization that was approved by the shareholders of each Acquired Fund.
The Trust is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated February 24, 2026. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”), and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds” or the “Brandes Funds”) are each diversified funds and are each series of the Trust. These financial statements and accompanying notes only relate to the Brandes Funds.
Prior to August 5, 2024, the Funds were each a series of BIT. BIT was registered under the1940 Act, as an open-end management investment company.
The Predecessor International Fund, Predecessor Global Fund, Predecessor Emerging Markets Fund, Predecessor International Small Cap Fund, Predecessor Small Cap Value Fund and Predecessor Core Plus Fund began operations on January 2, 1997, October 6, 2008, January 31, 2011, February 1, 2012, January 2, 2018 and December 28, 2007, respectively. Prior to January 31, 2011 for the Predecessor Emerging Markets Fund, February 1, 2012 for the Predecessor International Small Cap and January 2, 2018 for the Predecessor Small Cap Value Fund, these Predecessor Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Predecessor Emerging Markets Fund, Predecessor International Small Cap Fund and Predecessor Small Cap Value Fund, respectively.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

The International Fund, Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6.  The Global Fund has three classes of shares: Class A, Class C and Class I. The Small Cap Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6.
The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $5 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund invests its assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations $7.5 billion or less. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.
Subsequent to September 30, 2024, the Board approved a change in the fiscal year end for each Fund to March 31 to align the fiscal year end with the other series in the Trust.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.
Foreign Currency Translation and Transactions. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the year. The Funds report certain foreign currency-related transactions as

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
B.
Delayed Delivery Securities. The Funds may purchase securities on a when issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market value of the underlying securities changes, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds did not have any open commitments on delayed delivery securities as of March 31, 2026.
C.
Zero Coupon Bonds. The Funds may invest without limit in so-called zero coupon bonds. Zero coupon securities are debt securities issued or sold at a discount from their face value. These securities do not entitle the holder to interest payments prior to maturity or a specified redemption date, when they are redeemed at face value. Zero coupon securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts and certificates representing interests in such stripped obligations and coupons. The market prices of zero coupon securities tend to be more sensitive to interest rate changes, and are more volatile, than interest bearing securities of like maturity. The discount from face value is amortized over the life of the security and such amortization will constitute the income earned on the security for accounting and tax purposes. Even though income is accrued on a current basis, the Funds do not receive the income currently in cash. Therefore, the Funds may have to sell other portfolio investments to obtain cash needed to make income distributions. The Funds did not hold any zero coupon bonds at March 31, 2026.
D.
Participatory Notes. The International, Global, Emerging Markets, International Small Cap and Small Cap Value Funds may invest in participatory notes. Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying securities, subject to the credit risk of the issuing financial institution.
Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

the transaction with the Trust. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option). The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note. The investment advisor has established guidelines for monitoring participatory note exposure for the Funds. Prior to investment in a participatory note, the investment advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis. The investment advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as Moody’s, Fitch and S&P) of A.
The Funds record counterparty credit risk valuation adjustments, if material, on the participatory notes in order to appropriately reflect the credit quality of the counterparty.
The International, Global, Emerging Markets, International Small Cap and Small Cap Value Funds did not invest in any participatory notes at March 31, 2026.
E.
Investment Transactions, Dividends and Distributions. Investment transactions are accounted for on the trade dates. Realized gains and losses are recorded on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the investment received. Withholding taxes on foreign dividends and capital gains, which are included as a component of net investment income, realized gain (loss) on investments, and net change in unrealized appreciation (depreciation) on investments, respectively, have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund’s investment income, expenses, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of the Fund’s shares based upon the relative net asset values of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to the Funds’ portfolios are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods. The Funds amortize premiums and accrete discounts using the constant yield method.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption “Foreign capital gains taxes”. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in “Net realized gain (loss) on Investments”.
F.
Concentration of Risk. As of March 31, 2026, the International, Global, Emerging Markets and International Small Cap Funds held significant portions of their assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the International, Global, Emerging Markets and International Small Cap Funds’ net assets. The investment advisor monitors these off-balance sheet risks.
G.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.
H.
Securities Lending. The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially.
To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of March 31, 2026, the Funds did not have any securities on loan.
Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

“qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The securities lending income earned by the Funds is disclosed on the Statement of Operations.
I.
Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.
J.
Accounting for Uncertainty in Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Funds intend to distribute their net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.
The Trust analyzes all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Funds are those that are open for exam by taxing authorities (2023 through 2026). As of March 31, 2026 the Trust has no examinations in progress.
Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year ended March 31, 2026.
The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
K.
Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
L.
Security Valuation. Common stocks, preferred stocks, and exchange-traded funds are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Advisor and categorized as Level 2 or Level 3 of the fair value hierarchy.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.
Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable. Rights that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust). Repurchase agreements and demand notes that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
The Board of Trustees has designated the Advisor as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Advisor is generally responsible for overseeing the day-to-day valuation processes and the Board of Trustees oversees the Advisor in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Advisor is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Advisor are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

The following is a summary of the level inputs used, as of March 31, 2026, involving the Funds' assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks	$439,502,890	$1,842,785,600	$— *	$2,282,288,490
Preferred Stocks	57,479,243	74,273,719	— *	131,752,962
Short-Term Investments	92,774,890	—	—	92,774,890
Total Investments in Securities	$589,757,023	$1,917,059,319	$—	$2,506,816,342
Global Fund
Common Stocks	$43,065,697	$36,648,226	$—	$79,713,923
Preferred Stocks	781,565	1,042,465	—	1,824,030
Short-Term Investments	2,016,234	—	—	2,016,234
Total Investments in Securities	$45,863,496	$37,690,691	$—	$83,554,187
Emerging Markets Fund
Common Stocks	$355,123,604	$711,264,169	$— *	$1,066,387,773
Preferred Stocks	35,471,469	—	—	35,471,469
Short-Term Investments	21,253,808	—	—	21,253,808
Total Investments in Securities	$411,848,881	$711,264,169	$—	$1,123,113,050
International Small Cap Fund
Common Stocks	$746,385,860	$594,049,340	$—	$1,340,435,200
Preferred Stocks	37,449,775	28,321,454	—	65,771,229
Investment Companies	22,036,391	—	—	22,036,391
Short-Term Investments	20,048,117	—	—	20,048,117
Total Investments in Securities	$825,920,143	$622,370,794	$—	$1,448,290,937
Small Cap Value Fund
Common Stocks	$439,555,243	$—	$— (a)	$439,555,243
Preferred Stocks	10,570,721	—	—	10,570,721
Investment Companies	4,070,349	—	—	4,070,349
Short-Term Investments	8,011,580	—	—	8,011,580
Total Investments in Securities	$462,207,893	$—	$—	$462,207,893
Core Plus Fund
Asset Backed Securities	$—	$615,427	$—	$615,427
Corporate Bonds	—	24,605,189	—	24,605,189
Other Mortgage Related Securities	—	182	—	182
Federal And Federally Sponsored Credits	—	6,677,471	—	6,677,471
Foreign Issuer Bonds	—	3,051,917	—	3,051,917
Short-Term Investments	1,856,345	—	—	1,856,345
US Governments	—	41,178,476	—	41,178,476
Total Investments in Securities	$1,856,345	$76,128,662	$—	$77,985,007

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

(a)	Value rounds to less than one.
*	Investments categorized as level 3 securities that are effectively valued at zero.
There were no Level 3 securities in the Global, International Small Cap and Core Plus Funds at the beginning or during the period presented.
The International Fund and the Emerging Markets Fund held two and four, level 3 securities, respectively, that were all effectively valued at $0 as of March 31, 2026 due to the inability of the Funds to transact in these investments, the lack of visibility on when the Funds may do so, and the lack or readily available market prices for such investments.  All of these factors are related to the Russian invasion of Ukraine and responses to the event.  The value of these securities compared to the Funds' net assets is not material and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
The Small Cap Value Fund held one level 3 security with a fair value less than $1 as of March 31, 2026. The valuation technique used for this security was the last observable price and the unobservable input used was management’s estimate of net liquidation value. The value of this security compared to the Fund’s net assets is not material and therefore, the reconciliation of Level 3 securities is not disclosed.
M.
Recent Accounting Pronouncements. In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances income tax disclosure requirements by providing greater disaggregation of information by jurisdiction and category and by eliminating certain disclosures that are no longer considered meaningful. ASU 2023-09 is effective for annual reporting periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal year. The adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements or related disclosures.
NOTE 3–INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
A.
Advisor Fee. The Advisor provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel, needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. The Advisor received a monthly fee at the annual rate of 0.75% of the first $2.5 billion of average daily net assets, 0.70% on average daily net assets from $2.5 billion to $5.0 billion, and 0.67% of the average daily net assets greater than $5.0 billion, of the International Fund. The Advisor received a monthly fee at the annual rate of 0.95% of the first $2.5 billion of average daily net assets, 0.90% on average

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

daily net assets from $2.5 billion to $5.0 billion, and 0.85% of the amount of average daily net assets greater than $5.0 billion, of the Emerging Markets Fund. The Advisor received a monthly fee at the annual rate of 0.95% of the first $1.0 billion of average daily net assets, and 0.90% of the average daily net assets greater than $1.0 billion, of the International Small Cap Fund. The Global Fund, Small Cap Value Fund and Core Plus Fund incurred a monthly fee at the annual rate of 0.80%, 0.70% and 0.35% based upon their average daily net assets, respectively. The Advisor has contractually agreed to limit the Management Fee of each share class of the Core Plus Fund to 0.30% pursuant to an Investment Advisory Fee Waiver Agreement in effect until July 29, 2027. For the year ended March 31, 2026, the Core Plus fund had $53,821 in advisory fees waived. These waived fees are not eligible for recoupment. For the year ended March 31, 2026, the International Fund, the Global Fund, the Emerging Markets Fund, the International Small Cap Fund, the Small Cap Value Fund, and the Core Plus Fund incurred $14,468,543, $539,297, $8,172,220, $12,137,979, $1,675,146 and $376,732 in advisory fees, respectively.
The Funds are responsible for their own operating expenses. The Advisor contractually agreed to limit each Fund’s annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through July 29, 2027 (the “Expense Cap Agreement”):
Fund	Class A	Class C	Class I	Class R6
International Fund	1.20%	1.95%	0.85%	0.75%
Global Fund	1.25%	2.00%	1.00%	0.82%*
Emerging Markets Fund	1.37%	2.12%	1.12%	0.97%
International Small Cap Fund	1.40%	2.15%	1.15%	1.00%
Small Cap Value Fund	1.15%	N/A	0.90%	0.72%
Core Plus Fund	0.50%	N/A	0.30%	0.30%
* This class is not active.
The Funds may incur additional expenses not covered under the Expense Cap Agreement. These expenses include acquired fund fees and expenses, taxes, interest, broker commissions, and proxy expenses or other extraordinary expenses.
Any reimbursements of fee waivers made by the Advisor to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within the expense limit specified in its Expense Cap Agreement. Under the Expense Cap Agreement that was in place during the period covered by this report, any such repayment must be made before the end of the thirty-six months after the month in which the related reimbursement or waiver occurred. The Trust has agreed to repay the expense reimbursement to the Advisor. However, the repayment of previously waived expenses is limited

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. For the year ended March 31, 2026, the Advisor waived expenses and/or reimbursed the Funds $300,534, $82,736, $11,527, $4,481, $24,477, and $240,418 for the International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund, and Core Plus Fund, respectively. Repayment rights expire as follows:
Fund	September 30, 2026	September 30, 2027	March 31, 2028	March 31, 2029
International Fund	$249,327	$509,051	$240,606	$300,534
Global Fund	44,263	72,945	63,580	82,736
Emerging Markets Fund	7,227	8,954	4,919	11,527
International Small Cap Fund	255	1,059	2,416	4,481
Small Cap Value Fund	14,008	88,230	54,575	24,477
Core Plus Fund	98,617	212,390	133,382	240,418
The Advisor did not recoup any fees previously waived or reimbursed for the International Fund, Global Fund, International Small Cap Fund,  and Core Plus Fund. For the year ended March 31, 2026, the Advisor recouped fees previously waived or reimbursed in the following amounts:
Fund	Class A	Class I
Emerging Markets Fund	$—	$192,054
Small Cap Value Fund	22,637	58,181
B.
Administration Fee. The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The total fee for each Fund is subject to reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities.  The fees paid to the Administrator for the year ended March 31, 2026 is reflected on the Statements of Operations as “Custody fees”, “Administration fees” and “Transfer agent fees”.
C.
Distribution and Servicing Fees. Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a Distribution Agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis.  A portion of the Funds’ distribution expenses is paid by the Advisor.
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A and C shares. The Plan is designed to reimburse the Distributor or dealers for certain promotional and other sales related costs associated with sales of such Fund shares.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the Plan do not exceed 0.25% and 0.75% of the average daily net assets of each Fund’s Class A and C shares, respectively. During the year ended March 31, 2026, the Funds paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class C shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. For the year ended March 31, 2026, the following Funds incurred expenses pursuant to the Plan:
Fund	Class A	Class C
International Fund	$346,966	$64,593
Global Fund	6,887	5,857
Emerging Markets Fund	495,237	33,802
International Small Cap Fund	371,630	73,743
Small Cap Value Fund	82,546	N/A
Core Plus Fund	1,893	N/A
The Funds have adopted a Shareholder Service Plan for Class C, and have authorized sub-transfer agency fee payments for Class I, to pay to securities broker-dealers, retirement plan sponsors and administrators, banks and their affiliates, and other institutions and service professionals, as shareholder servicing agents of the Funds, an annual fee for non-distribution sub-transfer agent and/or subaccounting services up to 0.25% and 0.05% of average daily net assets attributable to Class C and Class I, respectively (the “Service Fees”). For the year ended March 31, 2026, the Funds incurred the following Service Fees:
Fund	Class C	Class I
International Fund	$10,190	$665,375
Global Fund	1,347	26,379
Emerging Markets Fund	8,589	263,724
International Small Cap Fund	7,211	485,623
Small Cap Value Fund	N/A	94,703
Core Plus Fund	N/A	20,899
Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“ACA Group”), provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust, on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay ACA Group an annual fixed fee per Fund and have agreed to reimburse ACA Group for certain expenses incurred on behalf of the Funds. Total fees paid to ACA Group pursuant to this agreement are reflected as “Compliance and Financial Officer Services fees” on the Statement of Operations.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Funds for serving in their respective role. For the year ended March 31, 2026, the amounts the Funds paid in Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust on behalf of the Funds directly to the Trustees who are not interested persons of the Funds, is reflected as “Trustee fees” on the Statement of Operations.
NOTE 4–PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of securities, excluding short term investments, were as follows for the year ended March 31, 2026:
	U.S. Government		Other
Fund	Purchases	Sales	Purchases	Sales
International Fund	$—	$—	$1,354,694,175	$562,500,555
Global Fund	$—	$—	$40,572,025	$20,709,608
Emerging Markets Fund	$—	$—	$331,788,067	$157,334,464
International Small Cap Fund	$—	$—	$878,538,702	$480,512,855
Small Cap Value Fund	$—	$—	$340,298,514	$72,736,081
Core Plus Fund	$13,889,613	$53,818,180	$9,150,087	$19,012,521
NOTE 5–CAPITAL SHARE TRANSACTIONS
Capital share activity for each class of shares was as follows (shares and dollar amounts in thousands):
	International Fund
	Year Ended 3/31/2026		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	4,534	$116,969	1,171	$26,343	938	$19,801
Class C	231	6,084	43	947	73	1,489
Class I	35,793	956,241	16,268	370,465	10,806	223,707
Class R6	5,072	137,012	1,143	25,724	1,222	25,507
Issued on Reinvestment of Distributions
Class A	326	8,657	26	547	52	1,071
Class C	19	502	1	31	6	118
Class I	3,473	93,109	448	9,412	737	15,203
Class R6	343	9,290	42	891	66	1,378
Shares Redeemed
Class A	(1,819)	(47,492)	(292)	(6,417)	(905)	(18,272)
Class C	(87)	(2,233)	(99)	(2,101)	(162)	(3,220)
Class I	(12,713)	(340,681)	(4,478)	(99,308)	(6,397)	(131,911)
Class R6	(1,334)	(36,045)	(458)	(10,351)	(912)	(19,287)
Net Increase/(Decrease) Resulting from Fund Share Transactions	33,838	$901,413	13,815	$316,183	5,524	$115,584

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Fund
	Year Ended 3/31/2026		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	68	$2,283	6	$187	12	$337
Class C	18	619	—	—	16	465
Class I	827	28,876	34	1,052	114	3,399
Class R6	N/A	N/A	N/A	N/A	N/A	N/A
Issued on Reinvestment of Distributions
Class A	11	352	4	117	2	60
Class C	3	91	2	49	1	17
Class I	237	8,099	111	3,312	72	2,051
Class R6	N/A	N/A	N/A	N/A	N/A	N/A
Shares Redeemed
Class A	(27)	(889)	(7)	(214)	(5)	(132)
Class C	(5)	(162)	(4)	(132)	(6)	(185)
Class I	(297)	(10,265)	(183)	(5,691)	(169)	(4,848)
Class R6	N/A	N/A	N/A	N/A	N/A	N/A
Net Increase/(Decrease) Resulting from Fund Share Transactions	835	$29,004	(37)	$(1,320)	37	$1,164

	Emerging Markets Fund
	Year Ended 3/31/2026		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	1,356	$16,056	319	$2,792	2,339	$19,786
Class C	114	1,300	21	183	87	699
Class I	27,015	326,280	5,464	47,922	9,041	75,090
Class R6	1,949	23,934	53	476	85	715
Issued on Reinvestment of Distributions
Class A	77	842	39	329	113	956
Class C	7	76	4	33	10	81
Class I	1,288	14,220	598	5,038	1,645	14,038
Class R6	5	59	2	16	4	32
Shares Redeemed
Class A	(2,550)	(28,965)	(1,079)	(9,526)	(1,496)	(12,281)
Class C	(113)	(1,251)	(106)	(930)	(188)	(1,534)
Class I	(13,962)	(158,860)	(7,418)	(64,917)	(23,169)	(192,329)
Class R6	(333)	(3,883)	(122)	(1,065)	(302)	(2,509)
Net Increase/(Decrease) Resulting from Fund Share Transactions	14,853	$189,808	(2,225)	$(19,649)	(11,831)	$(97,256)

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

	International Small Cap Fund
	Year Ended 3/31/2026		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	3,996	$100,223	1,187	$23,327	1,761	$29,469
Class C	366	8,779	59	1,117	90	1,411
Class I	30,194	748,542	6,666	131,991	14,427	239,641
Class R6	357	9,119	89	1,772	144	2,636
Issued on Reinvestment of Distributions
Class A	185	4,705	65	1,207	106	1,775
Class C	11	271	4	74	6	85
Class I	1,524	39,109	498	9,267	823	13,984
Class R6	12	323	3	53	2	39
Shares Redeemed
Class A	(2,310)	(58,444)	(712)	(13,962)	(1,289)	(21,380)
Class C	(143)	(3,374)	(37)	(689)	(73)	(1,106)
Class I	(16,121)	(410,509)	(3,729)	(73,007)	(5,212)	(89,508)
Class R6	(110)	(2,875)	(28)	(551)	(16)	(282)
Net Increase/(Decrease) Resulting from Fund Share Transactions	17,961	$435,869	4,065	$80,599	10,769	$176,764

	Small Cap Value Fund
	Year Ended 3/31/2026		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	2,398	$46,341	283	$4,778	484	$6,907
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	14,326	292,416	4,146	70,211	3,024	44,854
Class R6	743	14,223	170	2,720	97	1,439
Issued on Reinvestment of Distributions
Class A	82	1,612	11	189	10	134
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	500	10,028	76	1,353	27	381
Class R6	20	366	2	37	—	2
Shares Redeemed
Class A	(395)	(7,792)	(75)	(1,255)	(148)	(2,171)
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	(3,509)	(66,973)	(865)	(14,547)	(615)	(8,919)
Class R6	(210)	(3,917)	(15)	(235)	(14)	(179)
Net Increase/(Decrease) Resulting from Fund Share Transactions	13,955	$286,304	3,733	$63,251	2,865	$42,448

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

	Core Plus Fund
	Year Ended 3/31/2026		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	3	$26	13	$109	11	$88
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	2,241	18,872	1,947	16,271	6,695	55,583
Class R6	752	6,329	2,008	16,654	1,187	9,945
Issued on Reinvestment of Distributions
Class A	4	32	2	18	6	46
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	494	4,168	273	2,284	403	3,368
Class R6	60	506	24	200	25	204
Shares Redeemed
Class A	(27)	(226)	(53)	(449)	(46)	(382)
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	(7,597)	(64,465)	(2,178)	(18,239)	(2,124)	(17,726)
Class R6	(1,993)	(16,805)	(67)	(558)	(1,113)	(9,182)
Net Increase/(Decrease) Resulting from Fund Share Transactions	(6,063)	$(51,563)	1,969	$16,290	5,044	$41,944
NOTE 6–FEDERAL INCOME TAX
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:
	Distributable Ordinary Income	Distributable Long-term Capital Gains	Other Accumulated Gains/(Losses)	Unrealized Appreciation / (Depreciation)
International Fund	$32,530,656	$112,425,736	$—	$266,364,271
Global Fund	501,108	4,151,846	—	16,378,251
Emerging Markets Fund	205,249	—	(232,398,918)	193,757,449
International Small Cap Fund	48,149,983	74,751,860	(3,383)	168,614,690
Small Cap Value Fund	8,243,585	4,308,068	(2,200)	46,739,631
Core Plus Fund	366,989	—	(5,390,144)	(262,864)

At March 31, 2026, the Funds had capital loss carryforwards and capital loss carryforwards utilized as indicated below:
	Indefinite	Utilized
International Fund	$—	$(4,245,357)
Global Fund	—	—
Emerging Markets Fund	(232,398,918)	(37,343,670)
International Small Cap Fund	—	(80,594,661)
Small Cap Value Fund	—	—
Core Plus Fund	(5,069,050)	—

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among the capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily related to the tax treatment of partnership investments. These reclassifications have no impact on the net assets or the NAV per share of each of the Funds.
At March 31, 2026, the following reclassifications were recorded:
	Distributable Earnings	Paid-In Capital
International Fund	$—	$—
Global Fund	—	—
Emerging Markets Fund	(59,999)	59,999
International Small Cap Fund	—	—
Small Cap Value Fund	—	—
Core Plus Fund	—	—
The tax composition of dividends for the year ended March 31, 2026, six months ended March 31, 2025 and year ended September 30, 2024 for the Funds were as follows:
	Ordinary Income			Long Term Capital Gains
	2026	2025	2024	2026	2025	2024
International Fund	$52,416,495	$11,427,482	$18,630,374	$70,310,875	$—	$—
Global Fund	1,221,423	245,138	916,414	7,372,560	3,260,957	1,226,757
Emerging Markets Fund	19,146,840	7,663,161	17,987,168	—	—	—
International Small Cap Fund	45,054,022	10,757,122	16,071,615	—	—	—
Small Cap Value Fund	5,641,649	498,933	259,817	6,556,930	1,086,770	257,398
Core Plus Fund	4,905,161	2,059,065	3,647,690	—	—	—

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

As of March 31, 2026, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Fund	$2,240,802,610	$400,837,598	$(134,823,866)	$266,013,732
Global Fund	67,180,997	21,014,223	(4,641,033)	16,373,190
Emerging Markets Fund	927,991,825	337,019,559	(141,898,334)	195,121,225
International Small Cap Fund	1,279,636,618	264,040,927	(95,386,608)	168,654,319
Small Cap Value Fund	415,468,262	66,073,572	(19,333,941)	46,739,631
Core Plus Fund	78,247,871	940,493	(1,203,357)	(262,864)

NOTE 7–OFFERING PRICE PER SHARE
The public offering price for Class A shares is the net asset value per share plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75% for the International, Global, Emerging Markets, International Small Cap and Small Cap Value, and 3.75% for the Core Plus Fund. A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the redemption value of the Class A shares redeemed. Class C shares include a 1.00% CDSC paid by redeeming shareholders within 12 months of purchase. As a result the redemption price may differ from the net asset value per share. The public offering prices for I shares are the respective net asset values. Sales charges are not an expense of the Funds and are not reflected in the financial statements of the Funds.
NOTE 8–OWNERSHIP BY AFFILIATED PARTIES
As of March 31, 2026, the Advisor, Trustees or affiliates of the Advisor beneficially owned more than 5% of shares in each class of the Funds as follows:
Global Fund
Class I
Shares	217,987
% of Total Outstanding Shares	9.47%

Core Plus Fund
Class I
Shares	1,624,476
% of Total Outstanding Shares	19.48%

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 9–RISK FACTORS
With all mutual funds, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, and ability to meet their investment objectives. A description of principal risks is included in the Funds’ prospectus under the heading “Principal Risks of Investing in the Funds”.
NOTE 10–OPERATING SEGMENTS
FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures relate to a public entity's reportable segments. In connection with ASU 2023-07, the Advisor of the Fund together with the Officers of the Trust act as the Funds' Chief Operating Decision Maker (CODM). Each individual Fund represents a single operating segment, as the CODM monitors the operating results of each Fund and each Fund's long-term strategic asset allocations is pre-determined in accordance with the Fund's investment objective which is executed by each Fund's portfolio managers as a team. The financial information in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, is consistent with that presented within each Fund's financial statements and financial highlights.
NOTE 11–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

Brandes Investment Partners
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees of Datum One Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Datum One Series Trust comprising the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund and Brandes Core Plus Fixed Income Fund (the “Funds”), including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended March 31, 2026, for the six months ended March 31, 2025, and for the year ended September 30, 2024, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting the Datum One Series Trust as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for the year ended March 31, 2026, for the six months ended March 31, 2025, and for the year ended September 30, 2024, in conformity with accounting principles generally accepted in the United States of America. The Funds’ financial highlights for each of the three years in the period ended September 30, 2023 were audited by other auditors whose report dated November 20, 2023 expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of

Brandes Investment Partners
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM — (continued)

securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
May 21, 2026
We have served as the auditor of one or more Brandes Investment Partners, L.P. investment companies since 2024.

Brandes Investment Partners
ADDITIONAL INFORMATION — (Unaudited)

TAX NOTICE
For the fiscal year ended March 31, 2026, the percentage of taxable ordinary income distributions that are designated as interest related dividends under the Internal Revenue Code Section 871(k)(1)(c) for each Fund were as follows:
PERCENTAGE
International Fund	3.49%
Global Fund	3.01%
Emerging Markets Fund	2.28%
International Small Cap Fund	2.61%
Small Cap Value Fund	5.47%
Core Plus Fund	95.97%
The percentage of ordinary distributions designated as short-term gain distributions under the Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended March 31, 2026 were as follows:
PERCENTAGE
International Fund	100.00%
Global Fund	100.00%
Emerging Markets Fund	0.00%
International Small Cap Fund	100.00%
Small Cap Value Fund	100.00%
Core Plus Fund	0.00%
The distributions designated as long-term capital gain distributions for the fiscal year ended March 31, 2026 were as follows:
DISTRIBUTION
International Fund	$70,310,875
Global Fund	$7,372,560
Emerging Markets Fund	$—
International Small Cap Fund	$—
Small Cap Value Fund	$6,556,930
Core Plus Fund	$—
The percentage of dividend income distributed for the fiscal year ended March 31, 2026, which is designated as qualified dividend income under the Jobs and Growth Tax relief Reconciliation Act of 2003 is as follows:
QUALIFIED DIVIDEND INCOME
International Fund	60.13%
Global Fund	86.82%
Emerging Markets Fund	86.66%
International Small Cap Fund	36.48%
Small Cap Value Fund	6.84%
Core Plus Fund	0.00%

Brandes Investment Partners
ADDITIONAL INFORMATION — (Unaudited) (continued)

The percentage of dividends paid during the fiscal year ended March 31, 2026 that qualify for the corporate dividends received deduction are as follows:
PERCENTAGE
International Fund	0.00%
Global Fund	35.94%
Emerging Markets Fund	0.00%
International Small Cap Fund	0.68%
Small Cap Value Fund	6.42%
Core Plus Fund	0.00%

Brandes Investment Partners
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies

Not applicable.

Brandes Investment Partners
Proxy Disclosure for Open-End management Investment Companies

Not applicable.

Brandes Investment Partners
Basis for Trustees' Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940, as amended, (the“1940 Act”) requires that the investment management agreement between Datum One Series Trust (the “Trust”) and Brandes Investment Partners, L.P. (the “Adviser”) (the “Investment Management Agreement”) with respect to the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (each a “Fund” and, collectively, the “Funds”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is the duty of the Board to request and evaluate, and the duty of the Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the Investment Management Agreement.
At a meeting held on February 23-24, 2026, (the “Meeting”), the Board considered and approved the continuation of the Investment Management Agreement.  The Meeting was held by videoconference, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting (the “Order”). The Board, including each of the Independent Trustees, met in person on May 18-19, 2026, and ratified its approval of the Investment Management Agreement, as well as all other agreements it had previously approved in reliance on the Order. The Board also received and reviewed a memorandum from counsel to the Funds regarding the Board’s responsibilities in evaluating the Investment Management Agreement.
The Board determined that continuation of the Investment Management Agreement is in the best interests of the Funds and each Fund’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the Investment Management Agreement are discussed separately below.
Prior to the Meeting, the Board requested, and the Adviser provided, both written and oral reports containing information and data relating to the following: (1) the nature, extent, and quality of services furnished by the Adviser, projections of the Adviser’s costs of providing the services and possible economies of scale as and if the Funds grow larger, and whether and how the benefits of scale may be shared with the Funds; (2) the Funds’ interest in having a financially strong investment manager capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of

Brandes Investment Partners
Basis for Trustees' Approval of Investment Advisory Agreement

administering a developing and expanding investment management business; (3) the risks assumed by the Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to the Funds for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of competitive funds; (6) fall-out benefits to the Adviser and its affiliates, if any; and (7) the projected profitability of the Adviser from providing services to the Funds as and if the Funds grow.
The Board examined the nature, extent, and quality of services provided to the Funds by the Adviser. The Board considered the terms of the Investment Management Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience managing the assets of each Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices. Taking into account the personnel involved in servicing the Funds as well as the materials and services provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser.
The Board then considered the investment performance and expenses of the Funds. As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of each Fund to (i) a certain number of funds with the same Morningstar investment category as each Fund, selected by FUSE, with similar pricing characteristics (each a “Peer Group”), (ii) a group of funds comprised of each Peer Group and all other funds with the same Morningstar investment category with similar pricing characteristics, excluding any outliers (each a “Peer Universe”), and (iii) the benchmarks of each Fund.
The Board compared each of the Funds to their respective Peer Group, Peer Universe, and benchmark.
The Board then considered the cost of services provided to each Fund and the profits realized by the Adviser. The Board reviewed each management fee paid by the Funds, the contractual expense limitations and the total operating expenses of each Fund. In considering economies of scale for the Funds, the Board considered marketing and distribution plans and capacity of the Funds. The Board concluded that the management fee was reasonable for each of the Funds.
The Board considered that the Adviser may derive fall-out financial or other benefits from its management of the Funds which may include, among other things, enhanced name recognition stemming from the management of the Funds.

Brandes Investment Partners
Basis for Trustees' Approval of Investment Advisory Agreement

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.

ADVISOR
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979
DISTRIBUTOR
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
TRANSFER AGENT
The Northern Trust Company
333 South Wabash Avenue, W-38
Chicago, IL 60604
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301
LEGAL COUNSEL
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199
This report is intended for shareholders of the Brandes International Equity Fund, the Brandes Global Equity Fund, the Brandes Emerging Markets Value Fund, the Brandes International Small Cap Equity Fund, the Brandes Small Cap Value Fund, and the Brandes Core Plus Fixed Income Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Statements and other information herein are dated and are subject to change.

ANNUAL FINANCIAL STATEMENTS
AND OTHER INFORMATION
SEPARATELY MANAGED ACCOUNT
RESERVE TRUST
For the year ended March 31, 2026

1

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — March 31, 2026

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 9.79%
Federal Home Loan Mortgage Corporation – 1.45%
Pool G1-8578 3.000%, 12/1/2030	300,970	$294,301
Pool SD-2873 3.000%, 1/1/2052	2,026,162	1,805,971
Pool SD-8001 3.500%, 7/1/2049	527,631	489,249
Pool SD-8003 4.000%, 7/1/2049	268,822	257,227
		2,846,748
Federal National Mortgage Association – 8.34%
Pool AL9865 3.000%, 2/1/2047	460,871	414,211
Pool AS6201 3.500%, 11/1/2045	149,595	140,469
Pool BN6683 3.500%, 6/1/2049	443,944	411,650
Pool BZ6304 4.020%, 1/1/2031	6,025,000	5,959,985
Pool BZ6433 4.580%, 3/1/2036	6,055,000	6,033,735
Pool CA0483 3.500%, 10/1/2047	2,612,658	2,437,502
Pool CA1624 3.000%, 4/1/2033	546,022	529,725
Pool MA3687 4.000%, 6/1/2049	526,272	498,473
		16,425,750
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $19,226,073)		$19,272,498
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.644%, 10/25/2036(a)	669	$631
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $665)		$631
US GOVERNMENTS – 33.61%
Sovereign Government – 33.61%
United States Treasury Bond
4.750%, 2/15/2037	24,150,000	$25,012,230
3.500%, 2/15/2039	10,500,000	9,472,969
3.750%, 11/15/2043	13,550,000	11,740,863
3.000%, 5/15/2047	19,750,000	14,678,262
4.750%, 5/15/2055	5,000,000	4,868,555
		65,772,879
United States Treasury Note 4.375%, 5/15/2034	400,000	404,219
TOTAL US GOVERNMENTS (Cost $71,159,151)		$66,177,098
CORPORATE BONDS – 47.35%
Automotive – 1.69%
Ford Motor Credit Co. LLC 2.700%, 8/10/2026	3,345,000	$3,320,301
See Notes to Financial Statements.
2

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

	Principal Amount	Value
Banking – 11.83%
Bank of America Corp. 5.162% (U.S. SOFR + 1.000%), 1/24/2031(b)	4,200,000	$4,280,018
Citigroup, Inc. 6.950% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.726%), 2/15/2030(c)	3,680,000	3,707,328
JPMorgan Chase & Co. 5.140% (U.S. SOFR + 1.010%), 1/24/2031(b)	4,200,000	4,276,866
PNC Financial Services Group, Inc. 4.075% (U.S. SOFR + 0.610%), 1/26/2029(b)	4,280,000	4,257,416
USB Capital IX 4.954% (CME Term SOFR 3M + 1.282%, minimum of 4.954%), 5/1/2026(b)	8,525,000	6,765,365
		23,286,993
Biotechnology & Pharmaceuticals – 3.85%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(d)	7,810,000	7,578,461
Commercial Support Services – 0.14%
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 4/15/2026(d)	270,000	270,337
Containers & Packaging – 1.01%
Sealed Air Corp. 4.000%, 12/1/2027(d)	1,990,000	1,985,022
Electric Utilities – 1.33%
American Transmission Systems, Inc. 2.650%, 1/15/2032(d)	2,930,000	2,625,206
Entertainment Content – 5.09%
Netflix, Inc. 4.375%, 11/15/2026	1,840,000	1,842,749
Univision Communications, Inc.
8.000%, 8/15/2028(d)	2,855,000	2,897,802
8.500%, 7/31/2031(d)	5,250,000	5,275,620
		10,016,171
Food – 1.86%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	3,845,000	3,672,806
Institutional Financial Services – 4.68%
Goldman Sachs Group, Inc.
3.800%, (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 5/10/2026(c)	6,015,000	5,983,140
5.049%, (U.S. SOFR + 1.210%), 7/23/2030(b)	3,200,000	3,238,552
		9,221,692
Internet Media & Services – 3.31%
Alphabet, Inc. 4.100%, 2/15/2031	4,110,000	4,081,440
See Notes to Financial Statements.
3

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

	Principal Amount	Value
Expedia Group, Inc.
3.800%, 2/15/2028	810,000	$799,046
3.250%, 2/15/2030	1,732,000	1,636,636
		6,517,122
IT Services – 1.82%
Pitney Bowes, Inc. 7.250%, 3/15/2029(d)	3,580,000	3,575,701
Leisure Facilities & Services – 4.91%
Sabre GLBL, Inc. 11.125%, 7/15/2030(d)	5,875,000	4,986,465
Travel + Leisure Co. 6.625%, 7/31/2026(d)	4,675,000	4,678,964
		9,665,429
Oil & Gas Supply Chain – 0.95%
Hess Midstream Operations LP 4.250%, 2/15/2030(d)	1,940,000	1,864,218
Publishing & Broadcasting – 2.01%
Gray Media, Inc. 9.625%, 7/15/2032(d)	3,955,000	3,954,749
Real Estate Investment Trusts – 1.48%
Iron Mountain, Inc. 4.875%, 9/15/2027(d)	2,925,000	2,919,355
Retail - Discretionary – 0.99%
Kohl's Corp. 10.000%, 6/1/2030(d)	1,845,000	1,950,944
Telecommunications – 0.40%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%, 3/20/2028(d)	795,200	799,126
TOTAL CORPORATE BONDS (Cost $94,666,770)		$93,223,633
FOREIGN ISSUER BONDS – 5.19%
Chemicals – 1.76%
Methanex Corp.
5.125%, 10/15/2027	1,249,000	$1,241,225
5.250%, 12/15/2029	2,255,000	2,232,513
		3,473,738
Oil, Gas Services & Equipment – 1.20%
Transocean International Ltd. 8.750%, 2/15/2030(d)	2,271,500	2,362,799
See Notes to Financial Statements.
4

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

	Principal Amount	Value
Telecommunications – 2.23%
Fibercop SpA 6.375%, 11/15/2033(d)	3,767,000	$3,722,248
Telecom Italia Capital SA 6.375%, 11/15/2033	633,000	661,297
		4,383,545
TOTAL FOREIGN ISSUER BONDS (Cost $10,424,479)		$10,220,082
ASSET BACKED SECURITIES – 1.03%
Specialty Finance – 1.03%
SLM Private Credit Student Loan Trust Series 2004-B, 4.366%, (CME Term SOFR 3M + 0.692%), 9/15/2033(b)	624,326	$618,199
SLM Private Credit Student Loan Trust Series 2005-A, 4.246%, (CME Term SOFR 3M + 0.572%), 12/15/2038(b)	464,015	459,968
SLM Private Credit Student Loan Trust Series 2006-A, 4.226%, (CME Term SOFR 3M + 0.552%), 6/15/2039(b)	964,311	940,022
TOTAL ASSET BACKED SECURITIES (Cost $1,943,786)		$2,018,189

	Shares	Value
SHORT-TERM INVESTMENTS – 3.12%
Money Market Funds – 3.12%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.529%(e)	6,139,836	$6,139,836
TOTAL SHORT-TERM INVESTMENTS (Cost $6,139,836)		$6,139,836
Total Investments (Cost $203,560,760) – 100.09%		$197,051,967
Liabilities in Excess of Other Assets – (0.09)%		(173,675)
Total Net Assets – 100.00%		$196,878,292

Percentages are stated as a percent of net assets.

3M 3 Month
5Y 5 Year
CME Chicago Mercantile Exchange
CMT Constant Maturity Treasury
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)	Variable rate security. The coupon is based on a reference index and spread index.
(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
See Notes to Financial Statements.
5

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — March 31, 2026 (continued)

(d)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $51,447,017 which represented 26.13% of the net assets of the Fund.

(e)	The rate shown is the annualized seven day yield as of March 31, 2026.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.
See Notes to Financial Statements.
6

Brandes Separately Managed Account Reserve Trust
STATEMENT OF ASSETS AND LIABILITIES — March 31, 2026

ASSETS
Investment in securities, at cost	$203,560,760
Investment in securities, at value	$197,051,967
Receivables:
Fund shares sold	1,021,545
Interest	2,130,512
Total Assets	200,204,024
LIABILITIES
Payables:
Fund shares redeemed	445,788
Distributions	863,411
Overdraft payable	2,016,533
Total Liabilities	3,325,732
NET ASSETS	$196,878,292
COMPONENTS OF NET ASSETS
Paid-in capital	$216,691,256
Total distributable earnings (loss)	(19,812,964)
Total Net Assets	$196,878,292
Net asset value, offering price and redemption proceeds per share
Net Assets	$196,878,292
Shares outstanding (unlimited shares authorized without par value)	24,881,594
Offering and redemption price	$7.91
See Notes to Financial Statements.
7

Brandes Separately Managed Account Reserve Trust
STATEMENT OF OPERATIONS — For the Year  Ended March 31, 2026

INVESTMENT INCOME
Income
Dividend income	$259,760
Interest income	9,527,103
Total Income	9,786,863
Expenses (Note 3)
Total expenses	—
Total net expenses	—
Net investment income	9,786,863
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	2,090
Net change in unrealized appreciation (depreciation) on investments	(1,392,137)
Net realized and unrealized loss on investments	(1,390,047)
Net increase in net assets resulting from operations	$8,396,816
See Notes to Financial Statements.
8

Brandes Separately Managed Account Reserve Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2026	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$9,786,863	$4,360,111	$7,740,942
Net realized gain (loss) on investments and foreign currency transactions	2,090	(300,130)	(1,905,795)
Net change in unrealized appreciation (depreciation) on investments	(1,392,137)	(3,369,491)	16,425,265
Net increase (decrease) in net assets resulting from operations	8,396,816	690,490	22,260,412
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(9,718,721)	(4,326,864)	(7,667,987)
Decrease in net assets from distributions	(9,718,721)	(4,326,864)	(7,667,987)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	41,867,838	34,726,310	38,472,860
Net asset value of shares issued on reinvestment of distributions	9,695,515	4,316,425	7,470,501
Cost of shares redeemed	(37,286,018)	(21,521,719)	(41,419,675)
Net increase (decrease) in net assets from capital share transactions	14,277,335	17,521,016	4,523,686
Total increase in net assets	12,955,430	13,884,642	19,116,111
NET ASSETS
Beginning of the Period	183,922,862	170,038,220	150,922,109
End of the Period	$196,878,292	$183,922,862	$170,038,220

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.
9

Brandes Separately Managed Account Reserve Trust
FINANCIAL HIGHLIGHTS

	Year Ended March 31,	Six Months Ended March 31,	Year Ended September 30,
	2026	2025(1)	2024	2023	2022	2021
Net asset value, beginning of period	$7.96	$8.13	$7.42	$7.38	$8.83	$8.94
Total from investment operations:
Net investment income(2)	0.41	0.19	0.38	0.36	0.30	0.27
Net realized and unrealized gain/(loss) on investments	(0.05)	(0.17)	0.71	0.04	(1.45)	(0.07)
Total from investment operations	0.36	0.02	1.09	0.40	(1.15)	0.20
Less dividends and distributions:
Dividends from net investment income	(0.41)	(0.19)	(0.38)	(0.36)	(0.30)	(0.31)
Total dividends and distributions	(0.41)	(0.19)	(0.38)	(0.36)	(0.30)	(0.31)
Net asset value, end of period	$7.91	$7.96	$8.13	$7.42	$7.38	$8.83
Total return	4.56%	0.28%(3)	14.99%	5.39%	(13.30%)	2.33%
Net assets, end of period (millions)	$196.9	$183.9	$170.0	$150.9	$149.8	$186.5
Ratio of expenses to average net assets(4)	—	— (5)	—	—	—	—
Ratio of net investment income to average net assets(4)	5.15%	4.85%(5)	4.89%	4.74%	3.63%	3.04%
Portfolio turnover rate	50.64%	6.22%(3)	31.72%	23.24%	28.94%	36.89%

(1)	During the period, the fiscal year end changed to March 31 from September 30.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)
Reflects the fact that no fees or expenses are incurred by the Fund. The Fund is an integral part of
“wrap-fee” programs sponsored by investment advisors and/or broker-dealers unaffiliated with the
Fund or the Advisor. Participants in these programs pay a “wrap” fee to the sponsor of the program.

(5)	Annualized.
See Notes to Financial Statements.
10

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
Effective August 5, 2024, the Brandes Seperately Managed Account Reserve Trust (the “Acquired Fund” and “Predecessor Fund”), a series of Brandes Investment Trust (“BIT”), reorganized and merged with and into a respective series bearing the same name of the Datum One Series Trust (the “Trust”) pursuant to an Agreement and Plan of Reorganization that was approved by the shareholders of the Acquired Fund.
The Trust is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated February 24, 2026. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the“1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Brandes Seperately Managed Account Reserve Trust (the “Fund”) is a diversified fund and a series of the Trust. These financial statements and accompanying notes only relate to the Fund.
The Fund began operations on October 3, 2005. The Fund invests its assets primarily in debt securities and seeks to maximize total return.
Prior to August 5, 2024, the Fund was a series of BIT. BIT was registered under the 1940 Act, as an open-end management investment company.
Subsequent to September 30, 2024, the Board approved a change in the fiscal year end for the Fund to March 31 to align the fiscal year end with the other series in the Trust.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.
Foreign Currency Translation and Transactions. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
11

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the year. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
B.
Delayed Delivery Securities. The Fund may purchase securities on a when issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When the Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market value of the underlying securities change, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Fund did not have any open commitments on delayed delivery securities as of March 31, 2026.
C.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade dates. Realized gains and losses are recorded on the basis of identified cost. Distributions from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. The Fund amortizes premiums and accretes discounts using the constant yield method.
D.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.
E.
Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's maximum
12

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.
F.
Accounting for Uncertainty in Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Fund intends to distribute its net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.
The Trust analyzes all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Fund are those that are open for exam by taxing authorities (2023 through 2026). As of March 31, 2026 the Trust has no examinations in progress.
Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year ended March 31, 2026.
The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
G.
Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Fund has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the
13

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
H.
Security Valuation. Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).
14

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, current market data and packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.
Common stocks and exchange-traded fund shares are valued at the last reported sales price, in the case of common stocks and exchange-traded fund shares, the settlement price determined by the relevant exchange.  Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy. If, on a particular day, a share price of an investment company is not readily available, such securities are fair valued in accordance with the fair value procedures of the Trust.
The Board of Trustees has designated the Advisor as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Advisor is generally responsible for overseeing the day-to-day valuation processes and the Board of Trustees oversees the Advisor in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Advisor is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are
15

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

unreliable. The securities fair valued by the Advisor are indicated in the Schedule of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of March 31, 2026, involving the Fund's assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Seperately Managed Account Reserve Trust
Asset Backed Securities	$—	$2,018,189	$—	$2,018,189
Corporate Bonds	—	93,223,633	—	93,223,633
Federal and Federally Sponsored Credits	—	19,272,498	—	19,272,498
Foreign Issuer Bonds	—	10,220,082	—	10,220,082
Short-Term Investments	6,139,836	—	—	6,139,836
US Governments	—	66,177,098	—	66,177,098
Other Mortgage Related Securities	—	631	—	631
Total Investments in Securities	$6,139,836	$190,912,131	$—	$197,051,967
There were no Level 3 securities in the Fund at the beginning or the end of the year ended March 31, 2026.
I.
Recent Accounting Pronouncements. In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances income tax disclosure requirements by providing greater disaggregation of information by jurisdiction and category and by eliminating certain disclosures that are no longer considered meaningful. ASU 2023-09 is effective for annual reporting periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal year. The adoption of ASU 2023-09 did not have a material impact on the Fund's financial statements or related disclosures.
16

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 3–INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
A.
Advisor Fee. The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor receives no fee for its services and is responsible for payment of all operating expenses of the Fund, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xi) amortization of organization costs. These fees are not subject to recoupment by the Advisor. The financial statements of the Fund reflect the fact that no fees or expenses are incurred by the Fund. It should be understood, however, that the Fund is an integral part of “wrap-fee” programs sponsored by investment advisors unaffiliated with the Fund and the Advisor. Typically, participants in these programs pay a “wrap-fee” to their investment advisors. Although the Fund does not compensate the Advisor directly for its service under the Investment Advisory Agreement, the Advisor benefits from its relationships with the sponsors of wrap-fee programs for which the Fund is an investment option.
B.
Administration Fee. The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements with the Trust on behalf of the Fund. The Advisor compensates the Administrator on behalf of the Fund for the services the Administrator performs for the Fund.
C.
Distribution Fees. Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Fund pursuant to a Distribution Agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Advisor, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.
17

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“ACA Group”), provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund.
Certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Fund for serving in their respective role.
NOTE 4–PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of securities of the Fund, excluding short-term investments, were as follows for the year ended March 31, 2026:
U.S. Government		Other
Purchases	Sales	Purchases	Sales
$64,131,493	$43,378,502	$42,144,706	$49,141,202
NOTE 5–CAPITAL SHARE TRANSACTIONS
The Fund’s capital share activity was as follows (shares and dollar amounts in thousands):
	Year Ended 3/31/2026		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	5,256	$41,868	4,357	$34,726	4,900	$38,473
Issued on Reinvestment of Distributions	1,215	9,695	543	4,317	954	7,471
Shares Redeemed	(4,682)	(37,286)	(2,712)	(21,522)	(5,294)	(41,420)
Net Increase Resulting from Fund Share Transactions	1,789	$14,277	2,188	$17,521	560	$4,524
NOTE 6–FEDERAL INCOME TAX
As of March 31, 2026, the Fund’s components of distributable earnings on a tax basis were as follows:
	Distributable Ordinary Income	Distributable Long-term Capital Gains	Other Accumulated Gains/(Losses)	Unrealized Appreciation / (Depreciation)
Seperately Managed Account Reserve Trust	$955,834	$—	$(14,260,005)	$(6,508,793)

18

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

At March 31, 2026, the Fund had capital loss carryforwards and capital loss carryforwards utilized as indicated below:
	Indefinite	Utilized
Seperately Managed Account Reserve Trust	$(13,396,594)	$(62,697)
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among the capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications have no impact on the net assets or the NAV per share of the Fund. For the year ended March 31, 2026, the Fund made no permanent reclassifications.
The tax composition of dividends for the year ended March 31, 2026, six months ended March 31, 2025 and year ended September 30, 2024 for the Fund were as follows:
Ordinary Income			Long Term Capital Gains
2026	2025	2024	2026	2025	2024
$9,626,300	$3,557,568	$7,666,293	$—	$—	$—
As of March 31, 2026, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seperately Managed Account Reserve Trust	$203,560,760	$1,288,318	$(7,797,111)	$(6,508,793)

NOTE 7–RISK FACTORS
With all mutual funds, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund's NAV, and ability to meet its investment objectives. A description of principal risks is included in the Fund's prospectus under the heading "Principal Risks of Investing in the Fund".
19

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 8–OPERATING SEGMENTS
FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures relate to a public entity's reportable segments. In connection with ASU 2023-07, the Advisor of the Fund together with the Officers of the Trust act as the Fund's Chief Operating Decision Maker (CODM). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund and the Fund's long-term strategic asset allocations is pre-determined in accordance with the Fund's investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements and financial highlights.
NOTE 9–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.
20

Brandes Separately Managed Account Reserve Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders of Brandes Separately Managed Account Reserve Trust and Board of Trustees of Datum One Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Brandes Separately Managed Account Reserve Trust (the “Fund”), one of the funds constituting the Datum One Series Trust, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended March 31, 2026, for the six months ended March 31, 2025, and for the year ended September 30, 2024, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year ended March 31, 2026, for the six months ended March 31, 2025, and for the year ended September 30, 2024, in conformity with accounting principles generally accepted in the United States of America. The Fund’s financial highlights for each of the three years in the period ended September 30, 2023 were audited by other auditors whose report dated November 20, 2023 expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of
21

Brandes Separately Managed Account Reserve Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM — (continued)

securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
May 21, 2026
We have served as the auditor of one or more Brandes Investment Partners, L.P. investment companies since 2024.
22

Brandes Separately Managed Account Reserve Trust
ADDITIONAL INFORMATION — (Unaudited)

TAX NOTICE
For the fiscal year ended March 31, 2026, the percentage of taxable ordinary income distributions that are designated as interest related dividends under the Internal Revenue Code Section 871(k)(1)(c) for the Fund were as follows:
PERCENTAGE
Seperately Managed Account Reserve Trust	93.11%
23

Brandes Separately Managed Account Reserve Trust
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies

Not applicable.
24

Brandes Separately Managed Account Reserve Trust
Proxy Disclosure for Open-End management Investment Companies

Not applicable.
25

Brandes Separately Managed Account Reserve Trust
Basis for Trustees' Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940, as amended, (the“1940 Act”) requires that the investment management agreement between Datum One Series Trust (the “Trust”) and Brandes Investment Partners, L.P. (the “Adviser”) (the “Investment Management Agreement”) with respect to the Brandes Separately Managed Account Reserve Trust (the “Fund”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is the duty of the Board to request and evaluate, and the duty of the Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the Investment Management Agreement.
At a meeting held on February 23-24, 2026, (the “Meeting”), the Board considered and approved the continuation of the Investment Management Agreement. The Meeting was held by videoconference, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting (the “Order”). The Board, including each of the Independent Trustees, met in person on May 18-19, 2026, and ratified its approval of the Investment Management Agreement, as well as all other agreements it had previously approved in reliance on the Order. The Board also received and reviewed a memorandum from counsel to the Fund regarding the Board’s responsibilities in evaluating the Investment Management Agreement.
The Board determined that continuation of the Investment Management Agreement is in the best interests of the Fund and the Fund’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the Investment Management Agreement are discussed separately below.
Prior to the Meeting, the Board requested, and the Adviser provided, both written and oral reports containing information and data relating to the following: (1) the nature, extent, and quality of services furnished by the Adviser, projections of the Adviser’s costs of providing the services and possible economies of scale as and if the Fund grows larger, and whether and how the benefits of scale may be shared with the Fund; (2) the Fund’s interest in having a financially strong investment manager capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (3) the risks assumed by the Adviser in complying with investment restrictions and applicable securities and tax
26

Brandes Separately Managed Account Reserve Trust
Basis for Trustees' Approval of Investment Advisory Agreement

laws, and its possible substantial liabilities to the Fund for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of competitive funds; (6) fall-out benefits to the Adviser and its affiliates, if any; and (7) the projected profitability of the Adviser from providing services to the Fund as and if the Fund grows.
The Board examined the nature, extent, and quality of services provided to the Fund by the Adviser. The Board considered the terms of the Investment Management Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience managing the assets of the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices. Taking into account the personnel involved in servicing the Fund as well as the materials and services provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser.
The Board then considered the investment performance and expenses of the Fund.  As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of the Fund to (i) a certain number of funds with the same Morningstar investment category as the Fund, selected by FUSE, with similar pricing characteristics (the “Peer Group”), (ii) a group of funds comprised of the Peer Group and all other funds with the same Morningstar investment category with similar pricing characteristics, excluding any outliers (the “Peer Universe”), and (iii) the benchmark of the Fund.
The Board then considered the cost of services provided to the Fund and the profits realized by the Adviser. The Board reviewed the management fee paid by the Fund, the contractual expense limitation and the total operating expenses of the Fund. In considering economies of scale for the Fund, the Board considered marketing and distribution plans and capacity of the Fund. The Board concluded that the management fee was reasonable for the Fund.
The Board considered that the Adviser may derive fall-out financial or other benefits from its management of the Fund which may include, among other things, enhanced name recognition stemming from the management of the Fund.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.
27

ADVISOR
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979
DISTRIBUTOR
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
TRANSFER AGENT
The Northern Trust Company
333 South Wabash Avenue, W-38
Chicago, IL 60604
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301
LEGAL COUNSEL
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199
This report is intended for shareholders of the Brandes Separately Managed Account Reserve Trust and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Statements and other information herein are dated and are subject to change.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to this reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to this reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Datum One Series Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	June 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 2, 2026

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer and

Date:	June 2, 2026